UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR/A

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22298

Starboard Investment Trust
(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
(Address of principal executive offices)                                      (Zip code)

A. Vason Hamrick
 116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina  27802
 (Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922

Date of fiscal year end: May 31

Date of reporting period: May 31, 2013

The registrant is filing this Amendment to its Certified Shareholder Report of Registered Management Investment Companies on Form N-CSR filed with the U.S. Securities and Exchange Commission on August 9, 2013 for the period ended May 31, 2013 to amend Item 1 “Reports to Stockholders” to revise the gross expense ratio cited in the management discussion of the fund performance for the Rx Dynamic Total Return Fund. Other than the aforementioned revision, this Form N-CSR/A does not reflect events occurring after the filing of the original Form N-CSR or modify or update the disclosures therein in any way.

Item 1. REPORTS TO STOCKHOLDERS.

(formerly known as the FMX Funds)

ANNUAL REPORT

May 31, 2013

Rx Dynamic Growth Fund
Rx Dynamic Total Return Fund
Rx Dividend Income Fund
Rx Tactical Rotation Fund
Rx High Income Fund
Rx Non Traditional Fund
Rx Premier Managers Fund
Rx Traditional Equity Fund
Rx Traditional Fixed Income Fund
Rx Tax Advantaged Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the RiskX Funds (the “Funds”).  The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.  Neither the Funds nor the Funds’ distributor is a bank.

The RiskX Funds are distributed by Capital Investment Group, Inc., Member FINRA/SIPC, 17 Glenwood Ave, Raleigh, NC, 27603. There is no affiliation between the RiskX Funds, including its principals, and Capital Investment Group, Inc.

Table of Contents

Letter from the CEO and President	3
Dynamic Growth Fund	5
Dynamic Total Return Fund	14
Dividend Income Fund	23
Tactical Rotation Fund	33
High Income Fund	42
Non Traditional Fund	51
Premier Managers Fund	60
Traditional Equity Fund	69
Traditional Fixed Income Fund	78
Tax Advantaged Fund	87
Notes to Financial Statements	96
Report of Independent Registered Public Accounting Firm	106
Additional Information	108

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the RiskX Funds (“Funds”) and of the market in general and statements of the Funds’ plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include, without limitation, general economic conditions such as inflation, recession and interest rates. Past performance is not a guarantee of future results.

An investment in the Funds is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Funds will be successful in meeting their investment objectives. Investment in the Funds is also subject to the following risks: Fund of Funds Risk, Control of Portfolio Funds Risk, Market Risk, Management Style Risk, Quantitative Model Risk, Common Stock Risk, Other Equity Securities Risk, Large-Cap Securities Risk, Small-Cap and Mid-Cap Securities Risk, Fixed Income Risk, Interest Rate Risk, Inflation Risk, High-Yield Risk, Commodities Risk, Real Estate Risk, Corporate Debt Securities Risk, Convertible Securities Risk, Risks from Treasury Inflation-Protected Securities, Mortgage and Asset-Backed Securities Risk,  Sector Risk, Foreign Securities and Emerging Markets Risk, Derivatives Risk, Short Sales Risk, Leverage Risk, Portfolio Turnover Risk, Futures Risk, Risks from Purchasing Options, Risks from Writing Options, Investment Advisor Risk, New Fund Risk, and Operating Risk. More information about these risks and other risks can be found in the Funds’ prospectus.

The performance information quoted in this annual report represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  An investor may obtain performance data current to the most recent month-end by visiting ncfunds.com.

An investor should consider the investment objectives, risks, charges and expenses of the Funds carefully before investing.  The prospectus contains this and other information about the Funds.  A copy of the prospectus is available at ncfunds.com or by calling Shareholder Services at 800-773-3863.  The prospectus should be read carefully before investing.

This Annual Report was first distributed to shareholders on or about July 30, 2013.

For More Information on Your RiskX Funds:

See Our Web site @ ncfunds.com
or
Call Our Shareholder Services Group at 800-773-3863.

Letter from the CEO and President

Dear Shareholders:

Equity Bull Market Continues

When we sent out the semi-annual update to shareholders, we made note of how a hypothetical investment in the S&P 500 Total Return Index (“S&P 500”) would have just gotten back to 2007 levels while the S&P Global Broad Market Index (“BMI”) still had some ground to make up.  Thanks in part to a perceived strengthening in the economy and continued low interest rates, both of these indexes continued on their trajectory upward.  In a kick-off to the New Year, the S&P 500 had a January monthly return of 5.18% and the BMI registered 4.76% for the month.  This coupled with the fact that the S&P 500 only ended the month with a loss once out the last twelve months helped the index chalk up a one- year return of over 27%.   Slightly trailing, the BMI had a twelve month trailing return of 23.96%.  It is of relevance to note that the during these monster gains, volatility stayed well below its historical average.  It seems that aside from owning gold during its dramatic drop of around 20%, it was tough to have poor equity returns.

In the last installment, we also noted the massive inflows to fixed income funds, assumedly as an outlet for investors who still haven’t regained confidence in equities.  After a thirty-year bull market trend for bonds, it almost seems to be going against the grain to point out that rates really don’t have much more wiggle-room to the downside.   Quantitative easing coupled with massive inflows from bond fund investors has created a scenario where yields have stayed consistently low.  We may be beginning to see at least a reversion to the mean in bond markets as rates have slowly begun to creep up.  Aside from the month of April, the Barclays Global Aggregate Bond Index had negative monthly returns culminating with a pullback of 2.97% in May.  The Barclays US Aggregate Bond Index fared slightly better, but still only registered a 0.91% twelve month total return.

Outlook

The bond market is often thought of as containing hints to the future of financial markets.  In order for someone to be a holder of a long-term bond (lender), they would require the borrower to pay enough interest throughout the life of the bond so that the lender can earn a rate that outpaces inflation.  Thus, the yield curve inherently contains some sort of inflation premium built into the nominal yield.  Taking perceived credit risk out of the equation, the 30-year Treasury Constant Maturity Rate has quietly crept upwards over the past year, as has the 10-Year Treasury Constant Maturity Rate.  This small movement of 77 basis points on the 20-year and 70 basis points on the 10 year rate has taken the shape of a steepening twist as the three month and one-month rates have essentially stayed the same at just above zero.   From a risk perspective, we are concentrating our efforts on positioning our fixed income strategies to help insulate investors from what could be a dismal period for fixed income.

The wild card for equities, fixed income, and commodities will most likely revolve around the market’s obsession with the direction of quantitative easing (“QE”).  On one hand, winding down the QE programs means that the economy is perceived to be improving with hints of growth.  On the other hand, stopping the intravenous injection of liquidity prematurely would force all of the markets to survive on their own means.  What remains to be seen is how the markets will react when they are cut off from nourishment.    This creates a scenario where uncertainty can cause an increase in volatility, and in the short-term, a decision by the fed to slow the QE programs could also cause market downturns.

So, what might the future hold?  One would be rational to think that the roaring equity market might cool down at some point and that the era of bonds might be over.   We are in the business of identifying investment strategies that provide diversified methodologies across different market conditions.   In evaluating changes to our strategies, a key variable is the ability to mitigate risk.  While we have been over-anxious in our outlook for equities, we still maintain the position that as the markets tick higher, there exists the possibility for a pullback and this strategy diversification will become key.  Where we are paying special attention is the risk in fixed income.  Our strategies have performed well in the current environment, but we are constantly researching ways to be poised for a reversal in the long-term trend in interest rates and the implication this could have across other asset classes.  Many signs also point to future inflation but the uncertainty lies in the timing of it being priced into equities, bonds, and commodities.   While we are perennially cautious, we are positioning portfolios to have the ability to quickly become more defensive.

Summary

Our investment principal can be summarized quite simply: Our primary objective is to utilize all of our available resources to build portfolios with an eye towards various market cycles and to manage associated volatility.  Periods following a massive market drop have shown that risk management can be just as important as capturing upside.  We target relative returns in bull market environments but we feel that we can provide the most value to our investors by earning consistent returns, providing a transparent and fair fee structure, and using technology and innovation to break free of the traditional buy and hold methods that have failed to meet the needs of real, live investors.

Very truly yours,

Dale J. Murphey, CEO and President

Rx Dynamic Growth Fund

July 1, 2013

From June 1, 2012 through May 31, 2013, the Fund’s Institutional Class Shares returned 22.61% yet underperformed the S&P 500 Total Return Index by 4.67% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 1.35%.  During the period, shorter-term exposure to energy holdings, metals, and international holdings from October through December 2012 contributed to the underperformance.  Positive performance can be attributed to domestic large cap holdings including Dodge & Cox Stock Large Value and PIMCO Stocks Plus Total Return Large Blend.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dynamic Growth Fund – Institutional Class Shares	15.09%	6.96%	1.15%	2.57%
S&P 500 Total Return Index****	20.60%	15.15%	n/a	n/a
S&P Global Broad Market Index****	14.89%	7.38%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dynamic Growth Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Institutional Class Shares	22.61%	8.00%	10/02/09	2.57%
S&P 500 Total Return Index	27.28%	15.94%	N/A	N/A
S&P Global Broad Market Index	23.96%	8.47%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P 500 Total Return Index and the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Advisor Class Shares	21.10%	5.01%	02/18/11	3.57%
S&P 500 Total Return Index	27.28%	11.29%	N/A	N/A
S&P Global Broad Market Index	23.96%	2.58%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Growth Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 37.60%
Guggenheim Solar ETF		16,585	$413,299
Health Care Select Sector SPDR Fund		8,664	416,825
iShares Dow Jones Transportation Average Index Fund		9,301	1,045,432
iShares Morningstar Small Value Index Fund		9,910	1,046,793
iShares S&P MidCap 400/BARRA Value Index Fund		10,150	1,046,364
Powershares Dynamic Pharmaceuticals Portfolio		9,830	418,168
Powershares Golden Dragon China Portfolio		19,760	421,283
Powershares WilderHill Clean Energy Portfolio		75,706	413,355
SPDR S&P 500 ETF Trust		2,571	420,217

Total Exchange Traded Products (Cost $5,456,091)			5,641,736

OPEN-END FUNDS - 61.27%
Dodge & Cox Stock Fund		9,541	1,360,540
FMI Focus Fund		28,412	1,044,993
Longleaf Partners International Fund		86,987	1,345,689
Oakmark Global Fund - Class I		49,845	1,364,756
PIMCO International StocksPLUS AR
Strategy Fund U.S. Dollar Hedged - Class I		174,744	1,357,759
PIMCO StockPlus Long Duration Fund - Institutional Class		149,916	1,356,740
PRIMECAP Odyssey Growth Fund		64,499	1,362,219

Total Open-End Funds (Cost $8,582,923)			9,192,696

SHORT-TERM INVESTMENT - 2.41%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		361,000

Total Short-Term Investment (Cost $361,000)			361,000

Total Value of Investments (Cost $14,400,014) - 101.28%			$15,195,432

Liabilities in Excess of Other Assets - (1.28)%			(191,818)

Net Assets - 100.00%			$15,003,614

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	37.60%	$5,641,736
Open-End Funds	61.27%	9,192,696
Short-Term Investment	2.41%	361,000
Total	101.28%	$15,195,432

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $14,400,014)	$15,195,432
Receivables:
Investments sold	1,622,364
Fund shares sold	56,106
Dividends and interest	24

Total assets	16,873,926

Liabilities:
Payables:
Investments purchased	1,860,579
Accrued expenses
Advisory fees	5,039
Administration fees	3,920
Other expenses	774

Total liabilities	1,870,312

Total Net Assets	$15,003,614

Net Assets Consist of:
Paid in Capital	$13,019,536
Undistributed net investment income	262,037
Undistributed net realized gain on investments	926,623
Net unrealized appreciation on investments	795,418

Total Net Assets	$15,003,614

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,224,565
Net Assets	$14,138,651
Net Asset Value, Offering Price and Redemption Price Per Share	$11.55

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	75,324
Net Assets	$864,963
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.48

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Growth Fund

Statement of Operations

For the Year ended May 31, 2013

Investment Income:
Dividends	$408,028

Total Investment Income	408,028

Expenses:
Advisory fees (note 2)	64,573
Administration fees (note 2)	82,653
Distribution and service fees - Advisor Class Shares (note 3)	8,263

Total Expenses	155,489

Advisory fees waived (note 2)	(5,461)
Administration fees waived (note 2)	(4,037)

Net Expenses	145,991

Net Investment Income	262,037

Realized and Unrealized Gain on Investments

Net realized gain from:
Investments	1,748,044
Capital gain distributions from underlying funds	46,687

Net change in unrealized appreciation on investments	1,081,116

Net Realized and Unrealized Gain on Investments	2,875,847

Net Increase in Net Assets Resulting from Operations	$3,137,884

Rx Dynamic Growth Fund

Statement of Changes in Net Assets

For the Year ended May 31,			2013	2012

Operations:
Net investment income			$262,037	$98,225
Net realized gain (loss) from investment transactions			1,794,731	(868,065)
Net change in unrealized appreciation (depreciation) on investments			1,081,116	(432,349)
Net Increase (Decrease) in Net Assets Resulting from Operations			3,137,884	(1,202,189)

Distributions to Shareholders From:
Return of Capital
Institutional Class Shares			-	(392,810)
Advisor Class Shares			-	(14,605)
Net realized gain from investment transactions
Institutional Class Shares			-	(2,249,896)
Advisor Class Shares			-	(80,137)
Decrease in Net Assets Resulting from Distributions			-	(2,737,448)

Capital Share Transactions:
Shares sold			4,783,106	12,082,259
Reinvested dividends and distributions			-	891,976
Shares repurchased			(9,996,012)	(7,847,735)
(Decrease) Increase from Capital Share Transactions			(5,212,906)	5,126,500

Net (Decrease) Increase in Net Assets			(2,075,022)	1,186,863

Net Assets:
Beginning of Year			17,078,636	15,891,773
End of Year			$15,003,614	$17,078,636

Accumulated Net Investment Income			$262,037	$-

	Year Ended		Year Ended
Share Information:	May 31, 2013		May 31, 2012
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	434,105	$4,614,023	1,100,246	$11,525,285
Reinvested dividends and distributions	-	-	85,662	814,439
Shares repurchased	(936,336)	(9,731,055)	(761,623)	(7,641,249)
Net (Decrease) Increase in Capital Shares	(502,231)	$(5,117,032)	424,285	$4,698,475

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	15,747	$169,083	50,380	$556,974
Reinvested dividends and distributions	-	-	8,095	77,537
Shares repurchased	(25,646)	(264,957)	(19,657)	(206,486)
Net (Decrease) Increase in Capital Shares	(9,899)	$(95,874)	38,818	$428,025

See Notes to Financial Statements

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year or period ended May 31,	2013	2012	2011	2010(a)

Net Asset Value, Beginning of Period	$9.42	$11.78	$9.94	$10.00

Income (Loss) from Investment Operations
Net investment income (loss)	0.21	0.06	(0.07)	(0.05)
Net realized and unrealized gain (loss) on investments	1.92	(1.05)	1.92	(0.01)

Total from Investment Operations	2.13	(0.99)	1.85	(0.06)

Less Distributions from:
Net realized gain from investment transactions	-	(1.16)	(0.01)	-
Return of Capital	-	(0.21)	-	-

Total Distributions	-	(1.37)	(0.01)	-

Net Asset Value, End of Period	$11.55	$9.42	$11.78	$9.94

Total Return (d)	22.61%	(8.09)%	18.12%	0.60%	(c)

Net Assets, End of Period (in thousands)	$14,139	$16,271	$15,341	$447

Ratios of:
Gross Expenses to Average Net Assets (e)	0.94%	1.45%	1.45%	1.45%	(b)
Net Expenses to Average Net Assets (e)	0.88%	1.38%	1.45%	1.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	1.72%	0.59%	(0.86)%	(1.10)%	(b)
			.
Portfolio turnover rate	453.00%	711.11%	658.15%	332.64%	(c)

(a)	For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2010.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements				(Continued)

Rx Dynamic Growth Fund

Financial Highlights

For a share outstanding during the	Advisor Class Shares
fiscal year or period ended May 31,	2013	2012	2011(a)

Net Asset Value, Beginning of Period	$9.48	$11.87	$11.71

Income (Loss) from Investment Operations
Net investment income (loss)	0.08	(0.05)	(0.03)
Net realized and unrealized gain (loss) on investments	1.92	(1.03)	0.19

Total from Investment Operations	2.00	(1.08)	0.16

Less Distributions from:
Net realized gain from investment transactions	-	(1.10)	-
Return of Capital	-	(0.21)	-

Total Distributions	-	(1.31)	-

Net Asset Value, End of Period	$11.48	$9.48	$11.87

Total Return (d)	21.10%	(8.90)%	1.37%	(c)

Net Assets, End of Period (in thousands)	$865	$808	$551

Ratios of:
Gross Expenses to Average Net Assets (e)	1.92%	2.44%	2.45%	(b)
Net Expenses to Average Net Assets (e)	1.87%	2.38%	2.45%	(b)
Net Investment Income/(Loss) to Average Net Assets (f)	0.88%	(0.60)%	(2.39)%	(b)

Portfolio turnover rate	453.00%	711.11%	658.15%	(c)

(a)	For the period from February 18, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Dynamic Total Return Fund

July 1, 2013

From June 1, 2012 through May 31, 2013, the Fund’s Institutional Class Shares returned 5.33% and outperformed the Barclays Capital US Aggregate Bond Index by 4.42%.  During the period, exposure to multi-sector and high yield bonds as well as emerging market debt added to the strong outperformance. For the most part, interest rates continued to move in the direction most favorable for longer-duration fixed income. Thus, holdings with increased exposure to short term bonds detracted from performance.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Past	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	1 Year	Inception*	Ratio**	Ratio***
Rx Dynamic Total Return Fund – Institutional Class Shares	3.06%	2.50%	0.84%	2.20%
Barclays Capital US Aggregate Bond Index****	-0.69%	4.22%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is October 2, 2009.

**The Advisor has entered into an Operating Plan with the Administrator through October 1, 2013, under which it has agreed to assume certain expenses of the Administrator to the extent the operating expenses exceed 0.70% of the average daily net assets of the Fund, exclusive of amounts payable under a Rule 12b-1 distribution plan, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated at the conclusion of the then-current term by notice of non-renewal to a party or mutual agreement of the parties.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J Murphey
CEO and President

Rx Dynamic Total Return Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from October 2, 2009 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Institutional Class Shares	5.33%	3.00%	10/02/09	2.20%
Barclays Capital US Aggregate Bond Index	0.91%	4.76%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital US Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
				Gross
As of	One	Since	Inception	Expense
May 31, 2013	Year	Inception	Date	Ratio*
Advisor Class Shares	4.16%	1.94%	02/25/11	3.20%
Barclays Capital US Aggregate Bond Index	0.91%	4.77%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dynamic Total Return Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 99.05%
AllianceBernstein Bond Fund, Inc. - High Income Fund		28,711	$279,642
BBH Limited Duration Fund		67,179	697,314
Invesco High Yield Securities Fund		7,628	138,910
Ivy High Income Fund - Class I		15,919	139,133
Loomis Sayles Senior Floating Rate and Fixed Income Fund - Class Y		13,116	139,292
Natixis Loomis Sayles High Income Fund - Class Y		28,989	139,439
Natixis Loomis Sayles Strategic Income Fund - Class Y		17,185	277,704
Oppenheimer Short Duration Fund - Class Y		69,532	696,709
PIMCO High Yield Spectrum Fund - Institutional Class		12,593	139,781
PIMCO Income Fund - Institutional Class		22,031	279,131
PIMCO Total Return Fund - Institutional Class		150,944	1,670,951
PIMCO Unconstrained Bond Fund - Institutional Class		24,164	278,371
Pioneer Global High Yield Fund - Class Z		13,140	139,678
RidgeWorth US Government Securities Ultra Short Bond Fund - Class I		68,655	696,846
Scout Unconstrained Bond Fund		23,580	278,718
Sit US Government Securities Fund		62,172	696,331
TCW Total Return Bond Fund - Class I		67,862	694,908
Touchstone Ultra Short Duration Fixed Income Fund - Institutional Class		73,451	697,786
Touchstone Ultra Short Duration Fixed Income Fund - Class Y		4	35
Virtus Multi-Sector Intermediate Bond Fund		25,031	278,839

Total Open-End Funds (Cost $8,276,322)			8,359,518

SHORT-TERM INVESTMENT - 2.71%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	228,580	228,580

Total Short-Term Investment (Cost $228,580)			228,580

Total Value of Investments (Cost $8,504,902) - 101.76%			$8,588,098

Liabilities in Excess of Other Assets - (1.76)%			(148,543)

Net Assets - 100.00%			$8,439,555

§ Represents 7 day effective yield

Summary of Investments

	% of Net Assets	Value
Open-End Funds	99.05%	$8,359,518
Short-Term Investment	2.71%	228,580
Total	101.76%	$8,588,098

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $8,504,902)	$8,588,098
Receivables:
Investments sold	133,403
Fund shares sold	18,221
Dividends and interest	676

Total assets	8,740,398

Liabilities:
Payables:
Investments purchased	295,161
Accrued expenses
Administration fees	5,012
Other expenses	670

Total liabilities	300,843

Total Net Assets	$8,439,555

Net Assets Consist of:
Paid in Capital	$8,481,413
Accumulated net realized loss on investments	(125,054)
Net unrealized appreciation on investments	83,196

Total Net Assets	$8,439,555

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	753,769
Net Assets	$7,679,451
Net Asset Value, Offering Price and Redemption Price Per Share	$10.19

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	76,714
Net Assets	$760,104
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.91

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Operations

For the Year ended May 31, 2013

Investment Income:
Dividends	$307,329

Total Investment Income	307,329

Expenses:
Administration fees (note 2)	66,608
Distribution and service fees - Advisor Class Shares (note 3)	7,795

Total Expenses	74,403

Administration fees waived (note 2)	(1,886)

Net Expenses	72,517

Net Investment Income	234,812

Realized and Unrealized Gain on Investments

Net realized gain from:
Investments	113,560
Capital gain distributions from underlying funds	18,129

Net change in unrealized appreciation on investments	19,372

Net Realized and Unrealized Gain on Investments	151,061

Net Increase in Net Assets Resulting from Operations	$385,873

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Statement of Changes in Net Assets

For the Year ended May 31,			2013	2012

Operations:
Net investment income			$234,812	$165,915
Net realized gain (loss) from investment transactions			131,689	(250,243)
Change in unrealized appreciation on investments			19,372	59,262
Net Increase (Decrease) in Net Assets Resulting from Operations			385,873	(25,066)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(290,391)	(115,468)
Advisor Class Shares			(28,785)	(8,039)
Return of Capital
Institutional Class Shares			(13,029)	-
Advisor Class Shares			(1,289)	-

Decrease in Net Assets Resulting from Distributions			(333,494)	(123,507)

Capital Share Transactions:
Shares sold			5,209,691	10,363,604
Reinvested dividends and distributions			89,362	34,051
Shares repurchased			(5,668,900)	(5,716,817)
(Decrease) Increase from Capital Share Transactions			(369,847)	4,680,838

Net (Decrease) Increase in Net Assets			(317,468)	4,532,265

Net Assets:
Beginning of Year			8,757,023	4,224,758
End of Year			$8,439,555	$8,757,023

Undistributed Net Investment Income			$-	$76,181

Share Information:	May 31, 2013		May 31, 2012
Institutional Class Shares	Shares	Amount	Shares	Amount
Shares sold	477,128	$4,886,233	939,312	$9,609,027
Reinvested dividends and distributions	6,344	64,545	2,705	26,892
Shares repurchased	(509,108)	(5,241,034)	(543,455)	(5,493,412)
Net (Decrease) Increase in Capital Shares	(25,636)	$(290,256)	398,562	$4,142,507

Advisor Class Shares	Shares	Amount	Shares	Amount
Shares sold	32,294	$323,458	75,438	$754,577
Reinvested dividends and distributions	2,498	24,817	734	7,159
Shares repurchased	(42,277)	(427,866)	(22,529)	(223,405)
Net (Decrease) Increase in Capital Shares	(7,485)	$(79,591)	53,643	$538,331

See Notes to Financial Statements

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during the	Institutional Class Shares
fiscal year or period ended May 31,	2013	2012	2011	2010(a)

Net Asset Value, Beginning of Period	$10.16	$10.28	$10.07	$10.00

Income (Loss) from Investment Operations
Net investment income	0.39	0.17	0.35	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.14	(0.13)	0.13	0.07

Total from Investment Operations	0.53	0.04	0.48	0.07

Less Distributions:
From net investment income	(0.48)	(0.16)	(0.27)	-
Return of Capital	(0.02)	-	-	-

Total Distributions	(0.50)	(0.16)	(0.27)	-

Net Asset Value, End of Period	$10.19	$10.16	$10.28	$10.07

Total Return (d)	5.33%	0.38%	4.87%	0.70%	(c)

Net Assets, End of Period (in thousands)	$7,679	$7,920	$3,916	$130

Ratios of:
Gross Expenses to Average Net Assets (e)	0.86%	1.20%	1.20%	1.20%	(b)
Net Expenses to Average Net Assets (e)	0.84%	1.17%	1.20%	1.20%	(b)
Net Investment Income to Average Net Assets (f)	3.14%	2.06%	3.77%	0.17%	(b)

Portfolio turnover rate	82.95%	207.87%	218.16%	48.89%	(c)

(a)	For the period from October 2, 2009 (Commencement of Operations) to May 31, 2010.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements				(Continued)

Rx Dynamic Total Return Fund

Financial Highlights

For a share outstanding during the	Advisor Class Shares
fiscal year or period ended May 31,	2013	2012	2011(a)

Net Asset Value, Beginning of Period	$9.94	$10.11	$10.00

Income (Loss) from Investment Operations
Net investment income	0.27	0.10	0.00	(g)
Net realized and unrealized gain (loss) on investments	0.14	(0.17)	0.11

Total from Investment Operations	0.41	(0.07)	0.11

Less Distributions:
From net investment income	(0.42)	(0.10)	-
Return of Capital	(0.02)	-	-

Total Distributions	(0.44)	(0.10)	-

Net Asset Value, End of Period	$9.91	$9.94	$10.11

Total Return (d)	4.16%	(0.63)%	1.10%	(c)

Net Assets, End of Period (in thousands)	$760	$837	$309

Ratios of:
Gross Expenses to Average Net Assets (e)	1.86%	2.20%	2.20%	(b)
Net Expenses to Average Net Assets (e)	1.84%	2.17%	2.20%	(b)
Net Investment Income to Average Net Assets (f)	2.14%	1.11%	0.26%	(b)

Portfolio turnover rate	82.95%	207.87%	218.16%	(c)

(a)	For the period from February 25, 2011 (Date of Initial Public Investment) to May 31, 2011.
(b) Annualized.
(c) Not annualized.
(d)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(e)	Does not include expenses of the investment companies in which the Fund invests.
(f)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(g) Actual amount is less than $0.01 per share.

See Notes to Financial Statements

Rx Dividend Income Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 13.32% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 3.34%.   During the period, after shareholder approval of the Forward Investments sub advisor agreement, part of the mutual fund allocation was replaced with directly owning equity positions.  During the period, strong performance by several of the domestic equities helped with above-average returns from NYSE Euronext, Blackrock and Phillips 66. The majority holding in the allocation, the Forward International Dividend Fund outperformed the benchmark for the period as well.  However, holdings in AvalonBay Communities, AT&T, and Qualcomm equities provided negative returns.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Dividend Income Fund – Institutional Class Shares	8.52%	0.70%	2.19%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Dividend Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	13.32%	09/20/12	2.19%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dividend Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	13.11%	09/26/12	3.19%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Dividend Income Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

COMMON STOCKS - 27.80%

Consumer Discretionary - 4.93%
Comcast Corp.		567	$22,774
McDonald's Corp.		323	31,192
			53,966
Consumer Staples - 0.86%
Philip Morris International, Inc.		104	9,455
			9,455
Energy - 5.97%
Chevron Corp.		237	29,092
ConocoPhillips		266	16,316
Phillips 66		90	5,991
The Williams Cos., Inc.		398	14,002
			65,401
Financials - 6.63%
AvalonBay Communities, Inc. REIT		107	14,195
BlackRock, Inc.		93	25,965
CME Group, Inc.		161	10,937
NYSE Euronext		536	21,563
			72,660
Health Care - 3.27%
Cardinal Health, Inc.		238	11,176
Pfizer, Inc.		903	24,589
			35,765
Industrials - 1.88%
3M Co.		187	20,620
			20,620
Information Technology - 3.47%
Microsoft Corp.		404	14,100
QUALCOMM, Inc.		376	23,868
			37,968
Telecommunication Services - 0.79%
AT&T, Inc.		248	8,678
			8,678

Total Common Stocks (Cost $292,798)			304,513

OPEN-END FUND - 70.09%
ε	Forward International Dividend Fund - Institutional Class	93,374	767,531

Total Open-End Fund (Cost $746,138)			$767,531

			(Continued)

Rx Dividend Income Fund

Schedule of Investments

As of May 31, 2013
			Value (Note 1)

SHORT-TERM INVESTMENT - 2.33%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		$25,536

Total Short-Term Investment (Cost $25,536)			25,536

Total Value of Investments (Cost $1,064,472) - 100.22%			$1,097,580

Liabilities in Excess of Other Assets - (0.22)%			(2,441)

Net Assets - 100.00%			$1,095,139

§ Represents 7 day effective yield
ε	Financial information for the Forward International Dividend Fund can be accessed at the following website:
http://www.forwardinvesting.com/individual-investors/products/mutual-funds/global/international-dividend/

The following acronym is used in this portfolio:
REIT - Real Estate Investment Trust

	Summary of Investments by Sector

Sector	% of Net Assets	Value
Common Stocks	27.80%	$304,513
Open-End Fund	70.09%	767,531
Short-Term Investment	2.33%	25,536
Total	100.22%	$1,097,580

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $1,064,472)	$1,097,580
Receivables:
Fund shares sold	173
Dividends and interest	1,078

Total assets	1,098,831

Liabilities:
Accrued expenses
Advisory fees	413
Administration fees	227
Other expenses	3
Distribution Payable	3,049

Total liabilities	3,692

Total Net Assets	$1,095,139

Net Assets Consist of:
Paid in Capital	$1,038,304
Undistributed net realized gain on investments	23,727
Net unrealized appreciation on investments	33,108

Total Net Assets	$1,095,139

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	98,919
Net Assets	$1,089,648
Net Asset Value, Offering Price and Redemption Price Per Share	$11.02

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	491
Net Assets	$5,491
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.18

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$20,382

Total Investment Income	20,382

Expenses:
Advisory fees (note 2)	1,709
Administration fees (note 2)	957
Distribution and service fees - Advisor Class Shares (note 3)	7

Total Expenses	2,673

Net Investment Income	17,709

Realized and Unrealized Gain on Investments:

Net realized gain from investment transactions	23,727
Net change in unrealized appreciation on investments	33,108

Net Realized and Unrealized Gain on Investments	56,835

Net Increase in Net Assets Resulting from Operations	$74,544

See Notes to Financial Statements

Rx Dividend Income Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$17,709
Net realized gain from investment transactions		23,727
Net change in unrealized appreciation on investments		33,108

Net Increase in Net Assets Resulting from Operations		74,544

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(17,682)
Advisor Class Shares		(27)

Decrease in Net Assets Resulting from Distributions		(17,709)

Capital Share Transactions:
Shares sold		1,084,373
Reinvested dividends and distributions		5,701
Shares repurchased		(51,770)

Increase from Capital Share Transactions		1,038,304

Net Increase in Net Assets		1,095,139

Net Assets:
Beginning of Period		-
End of Period		$1,095,139

Undistributed Net Investment Income		$-

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	103,035	$1,078,718
Reinvested dividends and distributions	530	5,686
Shares repurchased	(4,646)	(51,655)
Net Increase in Capital Shares	98,919	$1,032,749

Advisor Class Shares	Shares	Amount
Shares sold	500	$5,655
Reinvested dividends and distributions	1	15
Shares repurchased	(10)	(115)
Net Increase in Capital Shares	491	$5,555

See Notes to Financial Statements

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.29
Net realized and unrealized gain on investments	1.02

Total from Investment Operations	1.31

Less Distributions:
From net investment income	(0.29)

Total Distributions	(0.29)

Net Asset Value, End of Period	$11.02

Total Return (c)	13.32%	(b)

Net Assets, End of Period (in thousands)	$1,090

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	4.74%	(a)

Portfolio turnover rate	83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Dividend Income Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.24
Net realized and unrealized gain on investments	1.17

Total from Investment Operations	1.41

Less Distributions:
From net investment income	(0.23)

Total Distributions	(0.23)

Net Asset Value, End of Period	$11.18

Total Return (c)	14.25%	(b)

Net Assets, End of Period (in thousands)	$5

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	4.68%	(a)

Portfolio turnover rate	83.50%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Tactical Rotation Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 7.46% and underperformed the S&P Global Broad Market Index (the S&P BMI) by 2.52%.  During the period, exposure to the energy sector as well as each of the international holdings except Japan, were the main detractors from performance.  The MSCI Japan index as well as Financials, Health Care, Consumer Discretionary, and Industrials outperformed the benchmark by a significant margin.  This particular strategy relies on sector and country price momentum and is designed with an emphasis on attempting to limit losses and may outperform during overly-strong markets.  While the sector weightings can change weekly, this strategy remained fully invested for the majority of the time period.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Tactical Rotation Fund – Institutional Class Shares	5.44%	0.70%	1.58%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tactical Rotation Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	7.46%	09/20/12	1.58%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tactical Rotation Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	6.07%	09/26/12	2.58%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tactical Rotation Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 95.89%
Consumer Discretionary Select Sector SPDR Fund		15,403	$864,417
Consumer Staples Select Sector SPDR Fund		20,837	834,522
Energy Select Sector SPDR Fund		10,028	807,254
Financial Select Sector SPDR Fund		44,255	878,024
Health Care Select Sector SPDR Fund		18,183	874,784
Industrial Select Sector SPDR Fund		19,336	841,696
iShares MSCI Canada Index Fund		17,944	497,587
iShares MSCI Emerging Markets Index Fund		35,718	1,471,403
iShares MSCI Japan Index Fund		52,144	565,241
iShares MSCI Pacific ex-Japan Index Fund		10,940	507,047
Materials Select Sector SPDR Fund		19,391	781,457
Technology Select Sector SPDR Fund		25,641	811,794
Utilities Select Sector SPDR Fund		21,648	815,697
Vanguard FTSE Europe ETF		31,653	1,625,856

Total Exchange Traded Products (Cost $11,819,292)			12,176,779

SHORT-TERM INVESTMENT - 5.91%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		751,139

Total Short-Term Investment (Cost $751,139)			751,139

Total Value of Investments (Cost $12,570,431) - 101.80%			$12,927,918

Liabilities in Excess of Other Assets - (1.80)%			(228,794)

Net Assets - 100.00%			$12,699,124

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	95.89%	$12,176,779
Short-Term Investment	5.91%	751,139
Total	101.80%	$12,927,918

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $12,570,431)	$12,927,918
Receivables:
Fund shares sold	324,663
Dividends and interest	28

Total assets	13,252,609

Liabilities:
Payables:
Investments purchased	540,979
Accrued expenses
Advisory fees	9,942
Administration fees	2,485
Other expenses	79

Total liabilities	553,485

Total Net Assets	$12,699,124

Net Assets Consist of:
Paid in Capital	$12,390,282
Accumulated net investment loss	(10,987)
Accumulated net realized loss on investments	(37,658)
Net unrealized appreciation on investments	357,487

Total Net Assets	$12,699,124

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,178,193
Net Assets	$12,573,050
Net Asset Value, Offering Price and Redemption Price Per Share	$10.67

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	11,842
Net Assets	$126,074
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.65

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$28,405

Total Investment Income	28,405

Expenses:
Advisory fees (note 2)	31,544
Administration fees (note 2)	7,635
Distribution and service fees - Advisor Class Shares (note 3)	128

Total Expenses	39,307

Net Investment Loss	(10,902)

Realized and Unrealized Gain (Loss) on Investments:

Net realized loss from investment transactions	(37,658)
Net change in unrealized appreciation on investments	357,487

Net Realized and Unrealized Gain on Investments	319,829

Net Increase in Net Assets Resulting from Operations	$308,927

See Notes to Financial Statements

Rx Tactical Rotation Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment loss		$(10,902)
Net realized loss from investment transactions		(37,658)
Net change in unrealized appreciation on investments		357,487

Net Increase in Net Assets Resulting from Operations		308,927

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(84)
Advisor Class Shares		(1)

Decrease in Net Assets Resulting from Distributions		(85)

Capital Share Transactions:
Shares sold		12,617,751
Reinvested dividends and distributions		85
Shares repurchased		(227,554)

Increase from Capital Share Transactions		12,390,282

Net Increase in Net Assets		12,699,124

Net Assets:
Beginning of Period		-
End of Period		$12,699,124

Accumulated Net Investment Loss		(10,987)

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	1,199,613	$12,491,688
Reinvested dividends and distributions	9	84
Shares repurchased	(21,429)	(227,288)
Net Increase in Capital Shares	1,178,193	$12,264,484

Advisor Class Shares	Shares	Amount
Shares sold	11,867	$126,063
Reinvested dividends and distributions	-	1
Shares repurchased	(25)	(266)
Net Increase in Capital Shares	11,842	$125,798

See Notes to Financial Statements

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized gain on investments	0.75

Total from Investment Operations	0.74

Less Distributions:
From net investment income	(0.07)

Total Distributions	(0.07)

Net Asset Value, End of Period	$10.67

Total Return (c)	7.46%	(b)

Net Assets, End of Period (in thousands)	$12,573

Ratios of:
Gross Expenses to Average Net Assets (d)	1.20%	(a)
Net Expenses to Average Net Assets (d)	1.20%	(a)
Net Investment Loss to Average Net Assets (e)	(0.33)%	(a)

Portfolio turnover rate	98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Tactical Rotation Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss	(0.02)
Net realized and unrealized gain on investments	0.73

Total from Investment Operations	0.71

Less Distributions:
From net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$10.65

Total Return (c)	7.15%	(b)

Net Assets, End of Period (in thousands)	$126

Ratios of:
Gross Expenses to Average Net Assets (d)	2.20%	(a)
Net Expenses to Average Net Assets (d)	2.20%	(a)
Net Investment Loss to Average Net Assets (e)	(2.19)%	(a)

Portfolio turnover rate	98.01%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx High Income Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 5.37% and underperformed the Barclays Capital Global High-Yield Index by 2.01%.   Ivy High Income added to the performance as high yield bonds continued to provide strong returns.  In mid-May, the allocation was adjusted to reduce exposure to global high yield and the Diamond Hill Strategic Income fund was added after it was identified as having an attractive yield-to-risk profile.  Relative to the other holdings in the allocation, the John Hancock Core High Yield fund had the lowest return during the period.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx High Income Fund – Institutional Class Shares	2.97%	0.70%	1.96%

Barclays Capital Global High-Yield Index****	3.70%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx High Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	5.37%	09/20/12	1.96%
Barclays Capital Global High-Yield Index	7.38%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx High Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital Global High-Yield Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	3.32%	09/26/12	2.96%
Barclays Capital Global High-Yield Index	8.27%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx High Income Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

OPEN-END FUNDS - 96.45%
Aberdeen Global High Income Fund - Class I		178,297	$1,815,061
Ivy High Income Fund - Class I		208,073	1,818,556
John Hancock Funds III - Core High Yield Fund - Class I		164,503	1,817,758
Nuveen High Income Bond Fund - Class I		193,860	1,810,649
Diamond Hill Strategic Income Fund - Class Y		163,157	1,817,567

Total Open-End Funds (Cost $8,994,758)			9,079,591

SHORT-TERM INVESTMENT - 2.55%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%	240,290	240,290

Total Short-Term Investment (Cost $240,290)			240,290

Total Value of Investments (Cost $9,235,048) - 99.00%			$9,319,881

Other Assets Less Liabilities - 1.00%			93,960

Net Assets - 100.00%			$9,413,841

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Open-End Funds	96.45%	9,079,591
Short-Term Investment	2.55%	240,290
Total	99.00%	$9,319,881

See Notes to Financial Statements

Rx High Income Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $9,235,048)	$9,319,881
Receivables:
Fund shares sold	141,939
Interest	9

Total assets	9,461,829

Liabilities:
Payables:
Fund shares repurchased	77
Accrued expenses
Advisory fees	3,534
Administration fees	1,899
Other expenses	30
Distributions payable	42,448

Total liabilities	47,988

Net Assets	$9,413,841

Net Assets Consist of:
Paid in Capital	$9,250,639
Undistributed net investment income	32,125
Undistributed net realized gain on investments	46,244
Net unrealized appreciation on investments	84,833

Total Net Assets	$9,413,841

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	915,838
Net Assets	$9,365,529
Net Asset Value, Offering Price and Redemption Price Per Share	$10.23

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	4,749
Net Assets	$48,312
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$10.17

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx High Income Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$254,319

Total Income	254,319

Expenses:
Advisory fees (note 2)	15,811
Administration fees (note 2)	8,784
Distribution and service fees - Advisor Class Shares (note 3)	43

Total Expenses	24,638

Net Investment Income	229,681

Realized and Unrealized Gain on Investments:

Net realized gain from:
Investments	37,707
Capital gain distributions from underlying funds	8,537

Change in unrealized appreciation on investments	84,833

Realized and Unrealized Gain on Investments	131,077

Net Increase in Net Assets Resulting from Operations	$360,758

See Notes to Financial Statements

Rx High Income Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$229,681
Net realized gain from investment transactions		46,244
Change in unrealized appreciation on investments		84,833

Net Increase in Net Assets Resulting from Operations		360,758

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(197,211)
Advisor Class Shares		(345)

Decrease in Net Assets Resulting from Distributions		(197,556)

Capital Share Transactions:
Shares sold		9,666,912
Reinvested dividends and distributions		36,108
Shares repurchased		(452,381)

Increase from Capital Share Transactions		9,250,639

Net Increase in Net Assets		9,413,841

Net Assets:
Beginning of Period		-
End of Period		$9,413,841

Undistributed Net Investment Income		$32,125

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	956,836	$9,618,385
Reinvested dividends and distributions	3,548	35,981
Shares repurchased	(44,546)	(452,277)
Net Increase in Capital Shares	915,838	$9,202,089

Advisor Class Shares	Shares	Amount
Shares sold	4,747	$48,527
Reinvested dividends and distributions	12	127
Shares repurchased	(10)	(104)
Net Increase in Capital Shares	4,749	$48,550

See Notes to Financial Statements

Rx High Income Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.33
Net realized and unrealized gain on investments	0.20

Total from Investment Operations	0.53

Less Distributions:
From net investment income	(0.30)

Total Distributions	(0.30)

Net Asset Value, End of Period	$10.23

Total Return (c)	5.37%	(b)

Net Assets, End of Period (in thousands)	$9,366

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	6.59%	(a)

Portfolio turnover rate	78%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx High Income Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.24
Net realized and unrealized gain on investments	0.19

Total from Investment Operations	0.43

Less Distributions:
From net investment income	(0.26)

Total Distributions	(0.26)

Net Asset Value, End of Period	$10.17

Total Return (c)	4.36%	(b)

Net Assets, End of Period (in thousands)	$48

Ratios of:
Gross Expenses to Average Net Assets (d)	1.76%	(a)
Net Expenses to Average Net Assets (d)	1.76%	(a)
Net Investment Income to Average Net Assets (e)	5.71%	(a)

Portfolio turnover rate	78%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Non Traditional Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares had an essentially flat return of 0.12%.  The underlying strategy for this Fund is designed to have low correlation to equity markets and during this period the Fund underperformed the S&P Global Broad Market Index (the S&P BMI) by 9.86%.   A difficult environment for managed futures in general detracted from performance.  The Altegris Managed Futures Strategy Fund as well as the TFS Hedged Futures holding provided negative returns.  Meanwhile, the counter-trend managed futures fund, the 361 Managed Futures Strategy, provided strong performance.  In January, several allocation changes were made which reduced the weight of the Altegris fund and added the 361 fund, credit arbitrage, the TFS Hedged Futures fund, as well as additional currency exposure.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Non Traditional Fund – Institutional Class Shares	-0.79%	0.70%	3.32%
Barclays Capital Global Aggregate Index****	-5.02%	n/a	n/a
S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Non Traditional Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	0.12%	09/20/12	3.32%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Non Traditional Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	-1.44%	09/26/12	4.32%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Non Traditional Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCT - 3.06%
*	Barclays ETN Linked to the S&P 500 Dynamic VEQTORTM TR Index	1,515	$211,494

Total Exchange Traded Product (Cost $199,657)			211,494

OPEN-END FUNDS - 95.88%
361 Managed Futures Fund - Class I		131,774	1,465,327
*	Altegris Managed Futures Strategy Fund - Class I	57,316	538,770
Columbia Absolute Return Currency and Income Fund - Class Z		66,329	667,933
Forward Long/Short Credit Analysis Fund - Institutional Class		45,789	412,097
Merk Hard Currency Fund - Institutional Class		34,180	401,270
PIMCO Credit Absolute Return Fund - Institutional Class		121,355	1,299,716
TFS Hedged Futures Fund		64,578	671,611
The Merger Fund		73,283	1,167,397

Total Open-End Funds (Cost $6,643,170)			6,624,121

SHORT-TERM INVESTMENT - 3.89%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		268,476

Total Short-Term Investment (Cost $268,476)			268,476

Total Value of Investments (Cost $7,111,303) - 102.83%			$7,104,091

Liabilities in Excess of Other Assets - (2.83)%			(195,622)

Net Assets - 100.00%			$6,908,469

* Non-income producing investment	§	Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Product	3.06%	$211,494
Open-End Funds	95.88%	6,624,121
Short-Term Investment	3.89%	268,476
Total	102.83%	$7,104,091

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $7,111,303)	$7,104,091
Receivables:
Fund shares sold	84,984
Dividends and interest	15

Total assets	7,189,090

Liabilities:
Payables:
Investments purchased	276,667
Accrued expenses
Advisory fees	2,578
Administration fees	1,362
Other expenses	14

Total liabilities	280,621

Total Net Assets	$6,908,469

Net Assets Consist of:
Paid in Capital	$6,874,768
Accumulated net investment loss	(7,070)
Undistributed net realized gain on investments	47,983
Net unrealized depreciation on investments	(7,212)

Total Net Assets	$6,908,469

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	689,043
Net Assets	$6,885,941
Net Asset Value, Offering Price and Redemption Price Per Share	$9.99

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	2,263
Net Assets	$22,528
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.95

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$20,021

Total Investment Income	20,021

Expenses:
Advisory fees (note 2)	12,335
Administration fees (note 2)	6,852
Distribution and service fees - Advisor Class Shares (note 3)	41

Total Expenses	19,228

Net Investment Income	793

Realized and Unrealized Gain (Loss) on Investments:

Net realized gain from investment transactions	36,703
Long term capital gain distributions from underlying funds	11,280
Net change in unrealized depreciation on investments	(7,212)

Net Realized and Unrealized Gain on Investments	40,771

Net Increase in Net Assets Resulting from Operations	$41,564

See Notes to Financial Statements

Rx Non Traditional Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income			$793
Net realized gain from investment transactions			36,703
Long term capital gain distributions from underlying funds			11,280
Net change in unrealized depreciation on investments			(7,212)

Net Increase in Net Assets Resulting from Operations			41,564

Distributions to Shareholders From:
Net investment income
Institutional Class Shares			(7,860)
Advisor Class Shares			(3)

Net Decrease in Net Assets Resulting from Distributions			(7,863)

Capital Share Transactions:
Shares sold			7,280,877
Reinvested dividends and distributions			879
Shares repurchased			(406,988)

Increase from Capital Share Transactions			6,874,768

Net Increase in Net Assets			6,908,469

Net Assets:
Beginning of Period			-
End of Period			$6,908,469

Undistributed Net Investment Income			$(7,070)

Share Information:
Institutional Class Shares	Shares		Amount
Shares sold	729,636		$7,258,224
Reinvested dividends and distributions	88		876
Shares repurchased	(40,681)		(406,888)
Net Increase in Capital Shares	689,043		$6,852,212

Advisor Class Shares	Shares		Amount
Shares sold	2,273		$22,653
Reinvested dividends and distributions	-	(a)	3
Shares repurchased	(10)		(100)
Net Increase in Capital Shares	2,263		$22,556

(a) Less than 1 full share

See Notes to Financial Statements

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01
Net realized and unrealized loss on investments	-

Total from Investment Operations	0.01

Less Distributions:
From net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.99

Total Return (c)	0.12%	(b)

Net Assets, End of Period (in thousands)	$6,886

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.03%	(a)

Portfolio turnover rate	83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Non Traditional Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Loss from Investment Operations
Net investment loss	(0.01)
Net realized and unrealized loss on investments	(0.03)	(f)

Total from Investment Operations	(0.04)

Less Distributions:
From net investment income	(0.01)

Total Distributions	(0.01)

Net Asset Value, End of Period	$9.95

Total Return (c)	(0.44)%	(b)

Net Assets, End of Period (in thousands)	$23

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(1.12)%	(a)

Portfolio turnover rate	83.13%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.
(f)	The amount of net loss from securities (both realized and unrealized) per share does not accord with the amounts reported in the Statement of Operations due to the timing of purchases and redemptions of Fund shares during the period.

See Notes to Financial Statements

Rx Premier Managers Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 12.23% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 2.25%.   During the period, the common stock holding of Berkshire Hathaway provided returns which exceeded each of the other fund holdings.  The Blackrock, First Eagle, and Loomis Sayles holdings all had moderate returns, which is expected for this type of strategy.  The Ivy Asset Strategy holding, although significantly less than Berkshire Hathaway, was the best performing open-end fund in the allocation.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Premier Managers Fund – Institutional Class Shares	9.49%	0.70%	2.20%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Premier Managers Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	12.23%	09/20/12	2.20%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Premier Managers Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	11.91%	09/26/12	3.20%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Premier Managers Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

COMMON STOCK - 16.79%
* Berkshire Hathaway, Inc.		2,754	$314,149

Total Common Stock (Cost $266,556)			314,149

OPEN-END FUNDS - 80.44%
BlackRock Global Allocation Fund, Inc.		17,751	374,728
First Eagle Global Fund		7,279	376,029
Ivy Asset Strategy Fund		13,583	380,735
Natixis Loomis Sayles Global Equity and Income Fund		20,578	373,277

Total Open-End Funds (Cost $1,444,023)			1,504,769

SHORT-TERM INVESTMENT - 1.98%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		36,943

Total Short-Term Investment (Cost $36,943)			36,943

Total Value of Investments (Cost $1,747,522) - 99.21%			$1,855,861

Other Assets Less Liabilities - 0.79%			14,848

Net Assets - 100.00%			$1,870,709

* Non-income producing investment	§	Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Common Stock	16.79%	$314,149
Open-End Funds	80.44%	1,504,769
Short-Term Investment	1.98%	36,943
Total	99.21%	$1,855,861

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $1,747,522)	$1,855,861
Receivables:
Fund shares sold	34,313
Dividends and interest	2

Total assets	1,890,176

Liabilities:
Payables:
Investments purchased	18,441
Accrued expenses
Advisory fees	664
Administration fees	353
Other expenses	9

Total liabilities	19,467

Total Net Assets	$1,870,709

Net Assets Consist of:
Paid in Capital	$1,763,668
Accumulated net investment loss	(4,952)
Undistributed net realized gain on investments	3,654
Net unrealized appreciation on investments	108,339

Total Net Assets	$1,870,709

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	168,374
Net Assets	$1,861,828
Net Asset Value, Offering Price and Redemption Price Per Share	$11.06

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	796
Net Assets	$8,881
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.16

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$9,605

Total Investment Income	9,605

Expenses:
Advisory fees (note 2)	2,924
Administration fees (note 2)	1,625
Distribution and service fees - Advisor Class Shares (note 3)	70

Total Expenses	4,619

Net Investment Income	4,986

Realized and Unrealized Gain on Investments:

Long term capital gain distributions from underlying funds	3,654
Net change in unrealized appreciation on investments	108,339

Net Realized and Unrealized Gain on Investments	111,993

Net Increase in Net Assets Resulting from Operations	$116,979

See Notes to Financial Statements

Rx Premier Managers Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$4,986
Long term capital gain distributions from underlying funds		3,654
Net change in unrealized appreciation on investments		108,339

Net Increase in Net Assets Resulting from Operations		116,979

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(9,791)
Advisor Class Shares		(147)

Decrease in Net Assets Resulting from Distributions		(9,938)

Capital Share Transactions:
Shares sold		1,827,408
Reinvested dividends and distributions		1,487
Shares repurchased		(65,227)

Increase from Capital Share Transactions		1,763,668

Net Increase in Net Assets		1,870,709

Net Assets:
Beginning of Period		-
End of Period		$1,870,709

Accumulated Net Investment Loss		$(4,952)

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	173,980	$1,816,099
Reinvested dividends and distributions	134	1,340
Shares repurchased	(5,740)	(61,396)
Net Increase in Capital Shares	168,374	$1,756,043

Advisor Class Shares	Shares	Amount
Shares sold	1,126	$11,309
Reinvested dividends and distributions	15	147
Shares repurchased	(345)	(3,831)
Net Increase in Capital Shares	796	$7,625

See Notes to Financial Statements

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.12
Net realized and unrealized gain on investments	1.09

Total from Investment Operations	1.21

Less Distributions:
From net investment income	(0.15)

Total Distributions	(0.15)

Net Asset Value, End of Period	$11.06

Total Return (c)	12.23%	(b)

Net Assets, End of Period (in thousands)	$1,862

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.77%	(a)

Portfolio turnover rate	8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Premier Managers Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	-
Net realized and unrealized gain on investments	1.29

Total from Investment Operations	1.29

Less Distributions:
From net investment income	(0.13)

Total Distributions	(0.13)

Net Asset Value, End of Period	$11.16

Total Return (c)	13.04%	(b)

Net Assets, End of Period (in thousands)	$9

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	0.68%	(a)

Portfolio turnover rate	8.94%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Traditional Equity Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 12.41% and outperformed the S&P Global Broad Market Index (the S&P BMI) by 2.43%.   The methodology of the underlying strategy is designed to track the S&P BMI with reduced volatility, which it accomplished.  During the period, enhanced exposure to mid cap and large-cap value helped performance.  Specifically, the ETF holdings of Russell Midcap Value, Russell 1000 Value, and the small-cap Russell 2000 Growth were the top three performers.  A drag on performance was the short-term bond holding as well as exposure to the BRIC’s (Brazil, Russia, India, and China) and emerging markets.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Traditional Equity Fund – Institutional Class Shares	10.50%	0.70%	1.38%

S&P Global Broad Market Index****	6.57%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Equity Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	12.41%	09/20/12	1.38%
S&P Global Broad Market Index	9.98%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Equity Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P Global Broad Market Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and  is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	11.99%	09/26/12	2.38%
S&P Global Broad Market Index	11.92%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Equity Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 89.63%
iShares Core S&P 500 ETF		5,595	$919,259
iShares MSCI BRIC Index Fund		2,092	78,492
iShares MSCI EAFE Growth Index		3,867	247,759
iShares MSCI EAFE Value Index		1,701	86,904
iShares MSCI Emerging Markets Index Fund		1,940	79,918
iShares MSCI EMU Index Fund		2,532	88,569
iShares Russell 1000 Growth Index Fund		12,292	913,173
iShares Russell 1000 Value Index Fund		4,390	371,350
iShares Russell 2000 Growth Index Fund		829	93,254
iShares Russell 2000 Value Index Fund		4,848	418,479
iShares Russell Microcap Index Fund		1,531	93,850
iShares Russell Midcap Growth Index Fund		8,596	625,187
iShares Russell Midcap Value Index Fund		1,579	92,751

Total Exchange Traded Products (Cost $3,732,663)			4,108,945

SHORT-TERM INVESTMENT - 12.43%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		569,859

Total Short-Term Investment (Cost $569,859)			569,859

Total Value of Investments (Cost $4,302,522) - 102.06%			$4,678,804

Liabilities in Excess of Other Assets - (2.06)%			(94,555)

Net Assets - 100.00%			$4,584,249

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	89.63%	$4,108,945
Short-Term Investment	12.43%	569,859
Total	102.06%	$4,678,804

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $4,302,522)	$4,678,804
Receivables:
Fund shares sold	88,281
Dividends and interest	30

Total assets	4,767,115

Liabilities:
Payables:
Investments purchased	180,304
Accrued expenses
Advisory fees	1,658
Administration fees	875
Other expenses	29

Total liabilities	182,866

Total Net Assets	$4,584,249

Net Assets Consist of:
Paid in Capital	$4,207,693
Undistributed net investment income	274
Net unrealized appreciation on investments	376,282

Total Net Assets	$4,584,249

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	405,240
Net Assets	$4,536,031
Net Asset Value, Offering Price and Redemption Price Per Share	$11.19

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	4,276
Net Assets	$48,218
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$11.28

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$21,489

Total Investment Income	21,489

Expenses:
Advisory fees (note 2)	7,636
Administration fees (note 2)	4,242
Distribution and service fees - Advisor Class Shares (note 3)	67

Total Expenses	11,945

Net Investment Income	9,544

Unrealized Gain on Investments:

Net change in unrealized appreciation on investments	376,282

Net Unrealized Gain on Investments	376,282

Net Increase in Net Assets Resulting from Operations	$385,826

See Notes to Financial Statements

Rx Traditional Equity Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$9,544
Net change in unrealized appreciation on investments		376,282

Net Increase in Net Assets Resulting from Operations		385,826

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(9,254)
Advisor Class Shares		(16)

Decrease in Net Assets Resulting from Distributions		(9,270)

Capital Share Transactions:
Shares sold		4,326,620
Reinvested dividends and distributions		743
Shares repurchased		(119,670)

Increase from Capital Share Transactions		4,207,693

Net Increase in Net Assets		4,584,249

Net Assets:
Beginning of Period		-
End of Period		$4,584,249

Undistributed Net Investment Income		$274

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	416,366	$4,279,587
Reinvested dividends and distributions	73	726
Shares repurchased	(11,199)	(119,559)
Net Increase in Capital Shares	405,240	$4,160,754

Advisor Class Shares	Shares	Amount
Shares sold	4,284	$47,033
Reinvested dividends and distributions	2	17
Shares repurchased	(10)	(111)
Net Increase in Capital Shares	4,276	$46,939

See Notes to Financial Statements

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment income	0.02
Net unrealized gain on investments	1.22

Total from Investment Operations	1.24

Less Distributions:
From net investment income	(0.05)

Total Distributions	(0.05)

Net Asset Value, End of Period	$11.19

Total Return (c)	12.41%	(b)

Net Assets, End of Period (in thousands)	$4,536

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.57%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Traditional Equity Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income from Investment Operations
Net investment loss	(0.01)
Net unrealized gain on investments	1.32

Total from Investment Operations	1.31

Less Distributions:
From net investment income	(0.03)

Total Distributions	(0.03)

Net Asset Value, End of Period	$11.28

Total Return (c)	13.12%	(b)

Net Assets, End of Period (in thousands)	$48

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Loss to Average Net Assets (e)	(0.87)%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, the Fund’s Institutional Class Shares had a return of -2.93% and outperformed the Barclays Global Aggregate Bond Index by 0.62%.   The subtle rise in intermediate to long-term interest rates has been, and could most likely continue to be detrimental to many bond exposures.  Further the allocation to international treasuries and emerging markets bond ETFs contributed most of the negative performance over the period.  High yield and floating rate exposure helped the fund outperform.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Traditional Fixed Income Fund – Institutional Class Shares	-5.25%	0.70%	1.42%

Barclays Capital Global Aggregate Bond Index****	-5.02%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Traditional Fixed Income Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the Barclays Capital Global Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	-2.93%	09/20/12	1.42%
Barclays Capital Global Aggregate Bond Index	-3.55%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Fixed Income Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the Barclays Capital Global Aggregate Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	-3.98%	09/26/12	2.42%
Barclays Capital Global Aggregate Bond Index	-3.72%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Traditional Fixed Income Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 96.02%
iShares Barclays Agency Bond Fund		24,403	$2,747,070
iShares Barclays Credit Bond Fund		8,130	900,967
iShares Barclays Government/Credit Bond Fund		7,999	906,287
iShares Barclays MBS Bond Fund		8,524	906,442
iShares Barclays TIPS Bond Fund		38,033	4,439,592
iShares Floating Rate Note Fund		18,301	927,495
iShares iBoxx $ High Yield Corporate Bond Fund		9,893	919,257
iShares JPMorgan USD Emerging Markets Bond Fund		7,646	879,520
iShares S&P/Citigroup International Treasury Bond Fund		45,396	4,481,493

Total Exchange Traded Products (Cost $17,566,734)			17,108,123

SHORT-TERM INVESTMENT - 6.27%
§	Fidelity Institutional Money Market Funds - Money Market Portfolio, 0.08%		1,117,134

Total Short-Term Investment (Cost $1,117,134)			1,117,134

Total Value of Investments (Cost $18,683,868) - 102.29%			$18,225,257

Liabilities in Excess of Other Assets - (2.29)%			(408,365)

Net Assets - 100.00%			$17,816,892

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	96.02%	$17,108,123
Short-Term Investment	6.27%	1,117,134
Total	102.29%	$18,225,257

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $18,683,868)	$18,225,257
Receivables:
Fund shares sold	219,467
Dividends and interest	57

Total assets	18,444,781

Liabilities:
Payables:
Investments purchased	599,171
Fund shares repurchased	1,949
Accrued expenses
Advisory fees	6,730
Administration fees	3,549
Other expenses	51
Distribution payable	16,439

Total liabilities	627,889

Total Net Assets	$17,816,892

Net Assets Consist of:
Paid in Capital	$18,275,503
Net unrealized depreciation on investments	(458,611)

Total Net Assets	$17,816,892

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	1,839,398
Net Assets	$17,755,058
Net Asset Value, Offering Price and Redemption Price Per Share	$9.65

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	6,389
Net Assets	$61,834
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.68

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$118,670

Total Investment Income	118,670

Expenses:
Advisory fees (note 2)	32,410
Administration fees (note 2)	18,005
Distribution and service fees - Advisor Class Shares (note 3)	227

Total Expenses	50,642

Net Investment Income	68,028

Unrealized Loss on Investments:

Net change in unrealized depreciation on investments	(458,611)

Net Unrealized Loss on Investments	(458,611)

Net Decrease in Net Assets Resulting from Operations	$(390,583)

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$68,028
Net change in unrealized depreciation on investments		(458,611)

Net Decrease in Net Assets Resulting from Operations		(390,583)

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(68,104)
Advisor Class Shares		(67)

Decrease in Net Assets Resulting from Distributions		(68,171)

Capital Share Transactions:
Shares sold		19,375,072
Reinvested dividends and distributions		10,464
Shares repurchased		(1,109,890)

Increase from Capital Share Transactions		18,275,646

Net Increase in Net Assets		17,816,892

Net Assets:
Beginning of Period		-
End of Period		$17,816,892

Undistributed Net Investment Income		$-

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	1,947,994	$19,280,121
Reinvested dividends and distributions	1,057	10,397
Shares repurchased	(109,653)	(1,078,548)
Net Increase in Capital Shares	1,839,398	$18,211,970

Advisor Class Shares	Shares	Amount
Shares sold	9,646	$94,951
Reinvested dividends and distributions	7	67
Shares repurchased	(3,264)	(31,342)
Net Increase in Capital Shares	6,389	$63,676

See Notes to Financial Statements

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.06
Net unrealized loss on investments	(0.35)

Total from Investment Operations	(0.29)

Less Distributions:
From net investment income	(0.06)

Total Distributions	(0.06)

Net Asset Value, End of Period	$9.65

Total Return (c)	(2.93)%	(b)

Net Assets, End of Period (in thousands)	$17,755

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	0.95%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Traditional Fixed Income Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.01
Net unrealized loss on investments	(0.31)

Total from Investment Operations	(0.30)

Less Distributions:
From net investment income	(0.02)

Total Distributions	(0.02)

Net Asset Value, End of Period	$9.68

Total Return (c)	(3.00)%	(b)

Net Assets, End of Period (in thousands)	$62

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	0.13%	(a)

Portfolio turnover rate	0.00%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

Rx Tax Advantaged Fund

July 1, 2013

From the inception date of September 20, 2012 through May 31, 2013, The Fund’s Institutional Class Shares returned 0.83% and underperformed the S&P National Municipal Index by 1.04%.   Three Oppenheimer funds provided the highest performance as the credit risk was rewarded during the period.  The Oppenheimer Rochester National Muni fund was the best performer in the allocation and has generally been considered the authority in tobacco settlement bonds.  The major source of underperformance was the exposure to short-term municipals and two ETF holdings which were added to help reduce cost while still tracking the index.  We are currently evaluating the tradeoff between cost and some of the volatility associated with the ETF holdings.

The specific returns of the Fund as of June 30, 2013 are as follows:

Average Annual Total Returns	Since	Net Expense	Gross Expense
Period Ended June 30, 2013 (Unaudited)	Inception*	Ratio**	Ratio***
Rx Tax Advantaged Fund – Institutional Class Shares	-2.71%	0.70%	1.81%

S&P National Municipal Bond Index****	-1.32%	n/a	n/a

Performance shown is for the period ended June 30, 2013.  The performance data quoted above represents past performance, which is not a guarantee of future results.  Investment return and principal value of an investment in the Funds will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted.  To obtain more current performance data regarding the Funds, including performance data current to the Funds' most recent month-end, please visit ncfunds.com.

*The Fund’s inception date is September 20, 2012.

**The Advisor has entered into an Operating Plan with the Fund’s administrator, also through October 1, 2013 under which it has agreed to (i) make payments to the administrator based upon the Fund’s net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan.  These measures are intended to limit the Fund’s operating expenses to 0.70% of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses.  The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund’s Board of Trustees.

***Gross expense ratio is from the Funds' prospectus dated September 18, 2012.

**** You cannot invest directly in this index.  The index does not have an investment advisor and does not pay any commissions, expenses or taxes.  If the index paid commissions, expenses or taxes, the returns would be lower.

Very truly yours,

Dale J. Murphey
CEO and President

Rx Tax Advantaged Fund - Institutional Class Shares

Performance Update (Unaudited)

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Institutional Class Shares versus the S&P National Municipal Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Institutional Class Shares	0.83%	09/20/12	1.81%
S&P National Municipal Bond Index	1.76%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tax Advantaged Fund - Advisor Class Shares

Performance Update (Unaudited)

For the period from September 26, 2012 (Date of Initial Public Investment) to May 31, 2013

Comparison of the Change in Value of a $10,000 Investment

The graph above assumes an initial $10,000 investment and represents the reinvestment of dividends and capital gains.  This graph depicts the performance of Advisor Class Shares versus the S&P National Municipal Bond Index.  It is important to note that the Fund is a professionally managed mutual fund while the index is not available for investment and is unmanaged. The comparison is shown for illustrative purposes only.

Average Annual Total Returns
			Gross
As of	Since	Inception	Expense
May 31, 2013	Inception	Date	Ratio*
Advisor Class Shares	-0.92%	09/26/12	2.81%
S&P National Municipal Bond Index	1.44%	N/A	N/A

* The gross expense ratio shown is from the Fund's prospectus dated September 18, 2012.

Performance quoted above represents past performance, which is no guarantee of future results.  Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.  Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data, current to the most recent month-end, by visiting ncfunds.com.

The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of distributions.

Rx Tax Advantaged Fund

Schedule of Investments

As of May 31, 2013
		Shares	Value (Note 1)

EXCHANGE TRADED PRODUCTS - 8.29%
iShares S&P National Municipal Bond Fund		1,243	$134,480
iShares S&P Short Term National AMT-Free Municipal Bond Fund		1,655	175,414

Total Exchange Traded Products (Cost $315,288)			309,894

OPEN-END FUNDS - 91.84%
American Century High-Yield Municipal Fund - Investor Class		13,048	124,612
MFS Municipal High Income Fund - Investor Class		30,270	249,731
Nuveen All-American Municipal Bond Fund - Class I		60,370	699,685
Oppenheimer AMT-Free Municipals - Class Y		17,269	125,716
Oppenheimer Rochester Minnesota Municipal Fund - Class Y		53,962	706,358
Oppenheimer Rochester National Municipals - Class Y		16,600	127,158
PIMCO Short Duration Municipal Income Fund - Institutional Class		82,667	701,846
Virtus Tax Exempt Bond Fund - Class I		60,846	696,081

Total Open-End Funds (Cost $3,464,323)			3,431,187

SHORT-TERM INVESTMENT - 0.02%
§	Fidelity Institutional Money Market Funds - Money Market Porfolio, 0.08%		658

Total Short-Term Investment (Cost $658)			658

Total Value of Investments (Cost $3,780,269) - 100.15%			$3,741,739

Liabilities in Excess of Other Assets - (0.15)%			(5,475)

Net Assets - 100.00%			$3,736,264

§ Represents 7 day effective yield

	Summary of Investments

	% of Net Assets	Value
Exchange Traded Products	8.29%	$309,894
Open-End Funds	91.84%	3,431,187
Short-Term Investment	0.02%	658
Total	100.15%	$3,741,739

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Assets and Liabilities

As of May 31, 2013

Assets:
Investments, at value (cost $3,780,269)	$3,741,739
Receivables:
Fund shares sold	1,826
Dividends and interest	2,360

Total assets	3,745,925

Liabilities:
Accrued expenses
Advisory fees	1,511
Administration fees	797
Other expenses	36
Distribution Payable	7,317

Total liabilities	9,661

Total Net Assets	$3,736,264

Net Assets Consist of:
Paid in Capital	$3,768,755
Undistributed net investment income	5,829
Undistributed net realized gain on investments	210
Net unrealized depreciation on investments	(38,530)

Total Net Assets	$3,736,264

Institutional Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)	370,378
Net Assets	$3,694,692
Net Asset Value, Offering Price and Redemption Price Per Share	$9.98

Advisor Class Shares of beneficial interest outstanding, no par value (unlimited authorized shares)(a)	4,169
Net Assets	$41,572
Net Asset Value, Offering Price and Redemption Price Per Share (a)	$9.97

(a)	Contingent deferred sales charge for Advisor Class Shares is imposed on proceeds redeemed within one year of the purchase date (note 1).

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Operations

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Investment Income:
Dividends	$51,359

Total Investment Income	51,359

Expenses:
Advisory fees (note 2)	7,814
Administration fees (note 2)	4,341
Distribution and service fees - Advisor Class Shares (note 3)	262

Total Expenses	12,417

Net Investment Income	38,942

Realized and Unrealized Gain (Loss) on Investments:

Long term capital gain distributions from underlying funds	210
Net change in unrealized depreciation on investments	(38,530)

Net Realized and Unrealized Loss on Investments	(38,320)

Net Increase in Net Assets Resulting from Operations	$622

See Notes to Financial Statements

Rx Tax Advantaged Fund

Statement of Changes in Net Assets

For the period from September 20, 2012 (Date of Initial Public Investment) to May 31, 2013

Operations:
Net investment income		$38,942
Long term capital gain distributions from underlying funds		210
Net change in unrealized depreciation on investments		(38,530)

Net Decrease in Net Assets Resulting from Operations		622

Distributions to Shareholders From:
Net investment income
Institutional Class Shares		(32,947)
Advisor Class Shares		(166)

Decrease in Net Assets Resulting from Distributions		(33,113)

Capital Share Transactions:
Shares sold		4,190,422
Reinvested dividends and distributions		6,464
Shares repurchased		(428,131)
Increase from Capital Share Transactions		3,768,755

Net Increase in Net Assets		3,736,264

Net Assets:
Beginning of Period		-
End of Period		$3,736,264

Undistributed Net Investment Income		$5,829

Share Information:
Institutional Class Shares	Shares	Amount
Shares sold	411,712	$4,142,342
Reinvested dividends and distributions	627	6,297
Shares repurchased	(41,961)	(421,777)
Net Increase in Capital Shares	370,378	$3,726,862

Advisor Class Shares	Shares	Amount
Shares sold	4,790	$48,080
Reinvested dividends and distributions	17	167
Shares repurchased	(638)	(6,354)
Net Increase in Capital Shares	4,169	$41,893

See Notes to Financial Statements

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during the period from
September 20, 2012 (Date of Initial Public Investment) to May 31, 2013	Institutional Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.12
Net realized and unrealized loss on investments	(0.04)

Total from Investment Operations	0.08

Less Distributions:
From net investment income	(0.10)

Total Distributions	(0.10)

Net Asset Value, End of Period	$9.98

Total Return (c)	0.83%	(b)

Net Assets, End of Period (in thousands)	$3,695

Ratios of:
Gross Expenses to Average Net Assets (d)	0.70%	(a)
Net Expenses to Average Net Assets (d)	0.70%	(a)
Net Investment Income to Average Net Assets (e)	2.26%	(a)

Portfolio turnover rate	23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d)	Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements	(Continued)

Rx Tax Advantaged Fund

Financial Highlights

For a share outstanding during the period from
September 26, 2012 (Date of Initial Public Investment) to May 31, 2013	Advisor Class Shares

Net Asset Value, Beginning of Period	$10.00

Income (Loss) from Investment Operations
Net investment income	0.08
Net realized and unrealized loss on investments	(0.07)

Total from Investment Operations	0.01

Less Distributions:
From net investment income	(0.04)

Total Distributions	(0.04)

Net Asset Value, End of Period	$9.97

Total Return (c)	0.08%	(b)

Net Assets, End of Period (in thousands)	$42

Ratios of:
Gross Expenses to Average Net Assets (d)	1.70%	(a)
Net Expenses to Average Net Assets (d)	1.70%	(a)
Net Investment Income to Average Net Assets (e)	1.33%	(a)

Portfolio turnover rate	23.14%	(b)

(a) Annualized.
(b) Not annualized.
(c)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.
(d) Does not include expenses of the investment companies in which the Fund invests.
(e)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invests.

See Notes to Financial Statements

RiskX Funds
Notes to Financial Statements

1.	Organization and Significant Accounting Policies

The RiskX Funds (“Funds”), formerly known as the FMX Funds, are series’ of the Starboard Investment Trust (“Trust”). The Trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.  Each Fund is a separate diversified series of the Trust.

Each Fund is a “fund of funds” that principally invests in other mutual funds and exchange traded funds.  The Funds’ investment advisor, FolioMetrix, LLC (the “Advisor”), seeks to achieve each Fund’s investment objective by investing in no-load, institutional, and exchange-traded funds registered under the Investment Company Act of 1940 (“Portfolio Funds”).  Although each Fund principally invests in Portfolio Funds with no sales related expenses or very low sales related expenses, the Funds are not precluded from investing in Portfolio Funds with sales-related expenses, and/or service fees in excess of 0.25%.

At a meeting of the Board of Trustees on April 25, 2013, the Trustees approved the name change of the FMX Funds to the RiskX Funds.  The changes are name changes only and do not reflect changes in the investment objectives, policies, and limitations of the Funds.  Each Fund has changed its name as indicated below.

Previous Name	New Name
ISM Dynamic Growth Fund	Rx Dynamic Growth Fund
ISM Dynamic Total Return Fund	Rx Dynamic Total Return Fund
ISM Dividend Income Fund	Rx Dividend Income Fund
ISM Global Alpha Tactical Fund	Rx Tactical Rotation Fund
ISM High Income Fund	Rx High Income Fund
ISM Non Traditional Fund	Rx Non Traditional Fund
ISM Premier Asset Management Fund	Rx Premier Managers Fund
ISM Strategic Equity Fund	Rx Traditional Equity Fund
ISM Strategic Fixed Income Fund	Rx Traditional Fixed Income Fund
ISM Tax Free Fund	Rx Tax Advantaged Fund

Each Fund currently has an unlimited number of authorized shares, which are divided into two classes – Institutional Class Shares and Advisor Class Shares.  Each class of shares has equal rights as to assets of the Funds, and the classes are identical except for differences in ongoing distribution and service fees.  The Advisor Class Shares are subject to distribution plan fees as described in Note 3.  Each Fund’s Advisor Class Shares are sold without an initial sales charge; however, they are subject to a contingent deferred sales charge.  Income, expenses (other than distribution and service fees), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets.  All classes have equal voting privileges, except where otherwise required by law or when the Trustees determine that the matter to be voted on affects only the interests of the shareholders of a particular class.

(Continued)

RiskX Funds
Notes to Financial Statements

The Date of Initial Public Investment for each Fund and Class of Shares is as follows:

Fund	Institutional Class Shares	Advisor Class Shares
Dynamic Growth Fund	October 2, 2009	February 18, 2011
Dynamic Total Return Fund	October 2, 2009	February 25, 2011
Dividend Income Fund	September 20, 2012	September 26, 2012
Tactical Rotation Fund	September 20, 2012	September 26, 2012
High Income Fund	September 20, 2012	September 26, 2012
Non Traditional Fund	September 20, 2012	September 26, 2012
Premier Managers Fund	September 20, 2012	September 26, 2012
Traditional Equity Fund	September 20, 2012	September 26, 2012
Traditional Fixed Income Fund	September 20, 2012	September 26, 2012
Tax Advantaged Fund	September 20, 2012	September 26, 2012

The following is a summary of significant accounting policies consistently followed by the Funds.  The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

Investment Valuation
Each Fund’s investments in securities are carried at fair value.  Securities listed on an exchange or quoted on a national market system are valued at the last price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available (e.g., if the exchange on which the portfolio security is principally traded closes early or if trading of the particular portfolio security is halted during the day and does not resume prior to each Fund’s net asset value calculation) or which cannot be accurately valued using each Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using each Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Each Fund may invest in portfolios of open-end investment companies (the “Underlying Funds”). The Underlying Funds value securities in their portfolios for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value to the methods established by the board of directors of the Underlying Funds.  Open-ended funds are valued at their respective net asset values as reported by such investment companies.

Fair Value Measurement
Each Fund has adopted ASC Topic 820, Fair Value Measurements.  ASC Topic 820 defines fair value, establishes a framework for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of each Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: Unadjusted quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including each Fund’s own assumptions in determining fair value of investments)

(Continued)

RiskX Funds
Notes to Financial Statements

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.  To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs as of May 31, 2013 for the each Fund’s investments measured at fair value:

Dynamic Growth Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$5,641,736	$5,641,736	$	- -	$	- -
Open-End Funds	9,192,696	9,192,696		- -		- -
Short-Term Investment	361,000	361,000		-		- -
Total	$15,195,432	$15,195,432	$	- -	$	- -

Dynamic Total Return Fund
Assets	Total	Level 1		Level 2		Level 3
Open-End Funds	$8,359,518	$8,359,518	$	- -	$	- -
Short-Term Investment	228,580	228,580		-		- -
Total	$8,588,098	$8,588,098	$	- -	$	- -

Dividend Income Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stocks	$304,513	$304,513	$	- -	$	- -
Open-End Fund	767,531	767,531		- -		- -
Short-Term Investment	25,536	25,536		-		- -
Total	$1,097,580	$1,097,580	$	- -	$	- -

Tactical Rotation Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$12,176,779	$12,176,779	$	- -	$	- -
Short-Term Investment	751,139	751,139		-		- -
Total	$12,927,918	$12,927,918	$	- -	$	- -

High Income Fund
Assets	Total	Level 1		Level 2		Level 3
Open-End Funds	$9,079,591	$9,079,591	$	- -	$	- -
Short-Term Investment	240,290	240,290		-		- -
Total	$9,319,881	$9,319,881	$	- -	$	- -

(Continued)

RiskX Funds
Notes to Financial Statements

Non Traditional Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Product	$211,494	$211,494	$	- -	$	- -
Open-End Funds	6,624,121	6,624,121		- -		- -
Short-Term Investment	268,476	268,476		-		- -
Total	$7,104,091	$7,104,091	$	- -	$	- -

Premier Managers Fund
Assets	Total	Level 1		Level 2		Level 3
Common Stock	$314,149	$314,149	$	- -	$	- -
Open-End Funds	1,504,769	1,504,769		- -		- -
Short-Term Investment	36,943	36,943		-		- -
Total	$1,855,861	$1,855,861	$	- -	$	- -

Traditional Equity Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$4,108,945	$4,108,945	$	- -	$	- -
Short-Term Investment	569,859	569,859		-		- -
Total	$4,678,804	$4,678,804	$	- -	$	- -

Traditional Fixed Income Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$17,108,123	$17,108,123	$	- -	$	- -
Short-Term Investment	1,117,134	1,117,134		-		- -
Total	$18,225,257	$18,225,257	$	- -	$	- -

Tax Advantaged Fund
Assets	Total	Level 1		Level 2		Level 3
Exchange Traded Products	$309,894	$309,894	$	- -	$	- -
Open-End Funds	3,431,187	3,431,187		- -		- -
Short-Term Investment	658	658		-		- -
Total	$3,741,739	$3,741,739	$	- -	$	- -
The Funds had no significant transfers into or out of Level 1, 2, or 3 during the year ended May 31, 2013.

Investment Transactions and Investment Income
Investment transactions are accounted for as of the date purchased or sold (trade date).  Dividend income is recorded on the ex-dividend date.  Certain dividends from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.  Interest income is recorded on the accrual basis and includes amortization of discounts and premiums.  Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses
Each Fund bears expenses incurred specifically on its behalf as well as a portion of Trust level expenses, which are allocated according to methods reviewed annually by the Trustees.

(Continued)

RiskX Funds
Notes to Financial Statements

Distributions
Each Fund will distribute its income and realized gains to its shareholders every year.  Income dividends paid by the Funds derived from net investment income, if any, will generally be paid monthly or quarterly and capital gains distributions, if any, will be made at least annually.  Dividends and distributions to shareholders are recorded on ex-date.

Estimates
The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reporting period.  Actual results could differ from those estimates.

Federal Income Taxes
No provision for income taxes is included in the accompanying financial statements, as each Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Related Parties and Service Providers

Each Fund pays a monthly advisory fee to the Advisor based upon the average daily net assets and calculated at an annual rate.  See the table below for the advisory fee rates, amounts paid to the Advisor, and voluntary waivers by the Advisor for each Fund during the fiscal year or initial period ended May 31, 2013:

Fund	Advisory Fee Rate	Amount Incurred	Amount Waived
Dynamic Growth Fund	0.45%	$ 64,573	$ 5,461
Dynamic Total Return Fund	0.45%	- *	-
Dividend Income Fund	0.45%	1,709	-
Tactical Rotation Fund	1.00%**	31,544	-
High Income Fund	0.45%	15,811	-
Non Traditional Fund	0.45%	12,335	-
Premier Managers Fund	0.45%	2,924	-
Traditional Equity Fund	0.45%	7,636	-
Traditional Fixed Income Fund	0.45%	32,410	-
Tax Advantaged Fund	0.45%	7,814	-

*According to the terms of the Advisory contract, no advisory fee is incurred for Dynamic Total Return Fund until the average daily net assets of the Fund is greater than $13,000,000.
**A Special Meeting of Shareholders was held on January 28, 2013.  The purpose of the meeting was to vote on proposed amendments to the Investment Advisory Agreement that raise the Tactical Rotation Fund’s management fee from 0.45% to 1.00% of average daily net assets.  This proposal was approved by shareholders and the new management fee took effect on January 29, 2013.

The Advisor has entered into an Operating Plan with the Fund's administrator under which it has agreed to (i) make payments to the administrator based upon the Fund's net assets according to a schedule included in the Operating Plan and (ii) assume certain expenses of the Fund outlined in the Operating Plan. These measures are intended to limit the Fund's operating expenses to 0.70% for each Fund (1.25% for the Tactical Rotation Fund) of the average daily net assets, exclusive of interest, taxes, brokerage fees and commissions, distribution and/or service (12b-1) fees, acquired fund fees and expenses, and extraordinary expenses. The Operating Plan can only be terminated prior to the conclusion of the current term with the approval of the Fund's Board of Trustees. The Advisor cannot recoup from the Fund any amounts paid under the Operating Plan.

(Continued)

RiskX Funds
Notes to Financial Statements

Administrator
The Nottingham Company (“Administrator”) assists the Trust in the performance of its administrative responsibilities to the Funds, coordinates and pays for the services of each vendor and the operating expense to the Funds, and provides the Funds with certain administrative, fund accounting, and compliance services.  As part of its services and consolidated fee arrangement, the Administrator receives compensation based on the Funds’ average daily net assets.  The annual rate is 0.25% if the average daily net assets are under $100 million and gradually decreases to an annual rate of 0.096% once the average daily net assets reach $1.805 billion or more.

The fee paid to the Administrator is calculated by multiplying the average daily net assets of each Fund by the highest applicable annual rate.  The Administrator pays all expenses not assumed by the Advisor, including, without limitation: the fees and expenses of its independent accountants, of its legal counsel, and of its Trustees; the costs of printing and mailing to shareholders annual and semi-annual reports, proxy statements, prospectuses, statements of additional information and supplements thereto; the costs of printing registration statements; bank transaction charges and custodian’s fees; any proxy solicitors’ fees and expenses; filing fees; any federal, state or local income or other taxes; any interest; any membership fees of the Investment Company Institute and similar organizations; fidelity bond and Trustees’ liability insurance premiums.  See the table below for amounts paid to the Administrator by each Fund, along with amounts waived by the Administrator:

Fund	Amount Incurred	Amount Waived
Dynamic Growth Fund	$ 82,653	$ 4,037
Dynamic Total Return Fund	66,608	1,886
Dividend Income Fund	957	-
Tactical Rotation Fund	7,635	-
High Income Fund	8,784	-
Non Traditional Fund	6,852	-
Premier Managers Fund	1,625	-
Traditional Equity Fund	4,242	-
Traditional Fixed Income Fund	18,005	-
Tax Advantaged Fund	4,341	-

Compliance Services
Nottingham Compliance Services, LLC (“NCS”), a fully owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act.  NCS is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with each Fund.

Transfer Agent
Nottingham Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds.  For its services, the Transfer Agent is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Distributor
Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor.  For its services, the Distributor is entitled to receive compensation from the Administrator pursuant to the Administrator’s fee arrangements with the Funds.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

Because the underlying funds have varied expense and fee levels and the Funds may own different proportions of underlying funds at different times, the amount of fees and expense incurred indirectly by the Funds will vary.

(Continued)

RiskX Funds
Notes to Financial Statements

3.	Distribution and Service Fees

The Board of Trustees, including a majority of the Trustees who are not “interested persons” as defined in the 1940 Act, adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) for the Advisor Class Shares.  The 1940 Act regulates the manner in which a registered investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.  The Plan provides that each Fund may incur certain costs, which may not exceed 1.00% per annum of the average daily net assets of the Advisor Class Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Advisor Class Shares or servicing of Advisor Class shareholder accounts. See the table below for the amounts incurred by each Fund:

Fund	Amount Incurred
Dynamic Growth Fund	$ 8,263
Dynamic Total Return Fund	7,795
Dividend Income Fund	7
Tactical Rotation Fund	128
High Income Fund	43
Non Traditional Fund	41
Premier Managers Fund	70
Traditional Equity Fund	67
Traditional Fixed Income Fund	227
Tax Advantaged Fund	262

4.	Purchases and Sales of Investment Securities

For the fiscal year or initial period ended May 31, 2013, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

	Fiscal year or Initial Period	Purchases of Securities	Proceeds from Sales of Securities
Dynamic Growth Fund	June 1, 2012 – May 31, 2013	$ 69,708,767	$ 74,674,211
Dynamic Total Return Fund	June 1, 2012 – May 31, 2013	6,309,710	6,658,041
Dividend Income Fund	September 20, 2012 – May 31, 2013	1,472,070	456,861
Tactical Rotation Fund	September 20, 2012 – May 31, 2013	16,791,221	4,934,272
High Income Fund	September 20, 2012 – May 31, 2013	12,872,493	3,915,442
Non Traditional Fund	September 20, 2012 – May 31, 2013	10,083,819	3,277,695
Premier Managers Fund	September 20, 2012 – May 31, 2013	1,794,878	84,298
Traditional Equity Fund	September 20, 2012 – May 31, 2013	3,732,663	-
Traditional Fixed Income Fund	September 20, 2012 – May 31, 2013	17,566,735	-
Tax Advantaged Fund	September 20, 2012 – May 31, 2013	4,348,885	570,425

There were no long-term purchases or sales of U.S. Government Obligations during the fiscal year or initial period ended May 31, 2013.

(Continued)

RiskX Funds
Notes to Financial Statements

5.	Federal Income Tax

Distributions are determined in accordance with Federal income tax regulations, which differ from generally accepted accounting principles, and, therefore, may differ significantly in amount or character from net investment income and realized gains for financial reporting purposes.  Financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences.
The Funds have reviewed all taxable years / periods that are open for examination (i.e., not barred by the applicable statute of limitations) by taxing authorities of all major jurisdictions, including the Internal Revenue Service.  As of May 31, 2013, open taxable years consisted of the taxable year / period ended May 31, 2010, May 31, 2011, May 31, 2012 and May 31, 2013. No examination of tax returns is currently in progress for any of the Funds.

Reclassifications relate primarily to differing book/tax treatment of ordinary net investment losses.  For the year ended May 31, 2013, the following reclassifications were necessary:

Paid-in Capital		Accumulated Net Investment Income (Loss)	Accumulated Net Realized Gain (Loss) on Investments
Dynamic Growth Fund	-	-	-
Dynamic Total Return Fund	-	8,183	(8,183)
Dividend Income Fund	-	-	-
Tactical Rotation Fund	-	-	-
High Income Fund	-	-	-
Non Traditional Fund	-	-	-
Premier Managers Fund	-	-	-
Traditional Equity Fund	-	-	-
Traditional Fixed Income Fund	(143)	143	-
Tax Advantaged Fund	-	-	-

Distributions during the fiscal year or period ended were characterized for tax purposes as follows:

		Distributions from
Fund	Fiscal period ended	Ordinary Income	Long-Term Capital Gains	Return of Capital
Dynamic Growth Fund	05/31/2013	$ -	$ -	$ -
	05/31/2012	-	2,330,033	407,415
Dynamic Total Return Fund	05/31/2013	319,176	-	14,318
	05/31/2012	123,507	-	-
Dividend Income Fund	05/31/2013	17,709	-	-
Tactical Rotation Fund	05/31/2013	85	-	-
High Income Fund	05/31/2013	197,556	-	-
Non Traditional Fund	05/31/2013	7,863	-	-
Premier Managers Fund	05/31/2013	9,938	-	-
Traditional Equity Fund	05/31/2013	9,270	-	-
Traditional Fixed Income Fund	05/31/2013	68,171	-	-
Tax Advantaged Fund	05/31/2013	33,113	-	-

(Continued)

RiskX Funds
Notes to Financial Statements

At May 31, 2013, the tax-basis cost of investments and components of distributable earnings were as follows:

	Dynamic Growth Fund	Dynamic Total Return Fund	Dividend Income Fund	Tactical Rotation Fund	High Income Fund
Cost of Investments	$14,400,314	$8,552,054	$1,064,476	$12,611,175	$9,235,048

Unrealized Appreciation	834,759	103,189	35,096	429,428	109,241
Unrealized Depreciation	(39,641)	(67,145)	(1,992)	(112,685)	(24,408)
Net Unrealized Appreciation
(Depreciation)	795,118	36,044	33,104	316,743	84,833

Accumulated Net Investment Income (Loss)	1,145,055	-	23,731	3,086	75,755
Undistributed Long-Term Gains	43,905	-	-	-	2,614
Accumulated Capital Losses	-	(77,902)	-	-	-
Other Book/Tax Differences	-	-	-	(10,987)	-

Distributable Earnings	$1,984,078	$(41,858)	$56,835	$308,842	$163,202

	Non Traditional Fund	Premier Managers Fund	Traditional Equity Fund	Traditional Fixed Income Fund	Tax Advantaged Fund
Cost of Investments	$7,112,833	$1,752,474	$4,302,522	$18,683,868	$3,780,520

Unrealized Appreciation	41,491	103,387	382,884	1,684	269
Unrealized Depreciation	(50,233)	-	(6,602)	(460,295)	(39,050)
Net Unrealized Appreciation
(Depreciation)	(8,742)	103,387	376,282	(458,611)	(38,781)

Undistributed Ordinary Income	31,163	-	274	-	6,290
Undistributed Long-Term Gains	11,280	3,654	-	-	-

Distributable Earnings	$33,701	$107,041	$376,556	$(458,611)	$(32,491)

The difference between book-basis and tax-basis net unrealized appreciation (depreciation) is attributable to the deferral of losses from wash sales.  Accumulated capital losses noted above represent net capital loss carryovers as of May 31, 2013 that are available to offset future realized capital gains, if any, and thereby reduce future taxable gain distributions.  The capital loss carryforward for the Dynamic Total Return Fund is $77,902, which is short term in nature and has no expiration date.  Consequently, realized losses reflected in the accompanying financial statements include net capital losses realized between November 1 and the Funds’ fiscal year-end that have not been recognized for tax purposes (Post-October loss deferrals).

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds.  In addition, in the normal course of business, the Trust entered into contracts with its service providers, on behalf of the Funds, and others that provide for general indemnifications.  The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.  The Funds expect the risk of loss to be remote.

(Continued)

RiskX Funds
Notes to Financial Statements

7.	New Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 related to disclosures about offsetting assets and liabilities. The amendments in this ASU require an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The guidance requires retrospective application for all comparative periods presented.

In January 2013, the FASB issued ASU No. 2013-01 “Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities.”  ASU No. 2013-01 clarifies that ordinary trade receivables and payables are not included in the scope of ASU No. 2011-11.  ASU No. 2011-11 applies only to derivatives, repurchase agreements and reverse repurchase agreements, and securities borrowing and lending that are offset in accordance with specific criteria contained in the FASB Accounting Standards codification.

Management is currently evaluating the impact ASU No. 2011-11 and ASU No. 2013-01 will have on the Funds’ financial statements and disclosures.

8.  Change in Independent Registered Public Accounting Firm

On July 19, 2012, BBD, LLP was selected as the Trust’s independent registered public accounting firm for the 2013 fiscal year. The selection of BBD, LLP was recommended by the Trust’s Audit Committee, comprised of all non-interested Trustees, and was approved by the Board of Trustees. The report of the predecessor independent registered public accounting firm, on the financial statements of the Funds for each of the years or periods in the period from October 2, 2009 through May 31, 2012, did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principle. In addition, there were no disagreements between the Trust and the predecessor auditor on accounting principles, financial statement disclosures or audit scope, which, if not resolved to the satisfaction of the predecessor auditor would have caused them to make reference to the disagreement in their report on the financial statements for such period.

9.   Subsequent Events

A Special Meeting of Shareholders was held on January 28, 2013.  The purpose of the meeting was to vote on (i) proposed amendments to the Dividend Income Fund’s Investment Advisory Agreement that raise the Dividend Income Fund’s management fee from 0.45% to 0.90% of average daily net assets and (ii) a proposed Investment Sub-Advisory Agreement for the Fund between FolioMetrix, LLC and Forward Management, LLC.  Both proposals were approved by shareholders.  The management fee changed on July 17, 2013, and Forward Management assumed the role of Sub-Advisor to the Dividend Income Fund on July 17, 2013.

The Funds have evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date of issuance of these financial statements.  This evaluation did not result in any subsequent events that necessitated disclosures and/or adjustments in addition to the disclosure above.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees of Starboard Investment Trust and
Shareholders of Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund,
Rx Dividend Income Fund, Rx Tactical Rotation Fund, Rx High Income Fund,
Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund and Rx Tax Advantaged Fund

We have audited the accompanying statements of assets and liabilities of Rx Dynamic Growth Fund (formerly known as ISM Dynamic Growth Fund and FMX Growth Allocation Fund), Rx Dynamic Total Return Fund (formerly known as ISM Dynamic Total Return Fund and FMX Total Return Fund), Rx Dividend Income Fund (formerly known as ISM Dividend Income Fund), Rx Tactical Rotation Fund (formerly known as ISM Global Alpha Tactical Fund), Rx High Income Fund (formerly known as ISM High Income Fund), Rx Non Traditional Fund (formerly known as ISM Non Traditional Fund), Rx Premier Managers Fund (formerly known as ISM Premier Asset Management Fund), Rx Traditional Equity Fund (formerly known as ISM Strategic Equity Fund), Rx Traditional Fixed Income Fund (formerly known as ISM Strategic Fixed Income Fund), and Rx Tax Advantaged Fund (formerly known as ISM Tax Free Fund), (the "Funds"), each a series of shares of beneficial interest of the Starboard Investment Trust, including the schedules of investments, as of May 31, 2013, and the related statements of operations and changes in net assets and financial highlights for each of the respective year or periods then ended.  These financial statements and financial highlights are the responsibility of the Funds’ management.  Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.  The statements of changes in net assets for the year ended May 31, 2012 and the financial highlights for each of the years or periods presented in the period October 2, 2009 to May 31, 2012 for Rx Dynamic Growth Fund and Rx Dynamic Total Return Fund have been audited by other auditors, whose report dated July 26, 2012, expressed an unqualified opinion on such financial statements and financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).  Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.  An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.  Our procedures included confirmation of securities owned as of May 31, 2013 by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.  We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Rx Dynamic Growth Fund, Rx Dynamic Total Return Fund, Rx Dividend Income Fund, Rx Tactical Rotation Fund, Rx High Income Fund, Rx Non Traditional Fund, Rx Premier Managers Fund, Rx Traditional Equity Fund, Rx Traditional Fixed Income Fund, and Rx Tax Advantaged Fund as of May 31, 2013, and the results of their operations, the changes in their net assets and their financial highlights for the year or periods then ended, in conformity with accounting principles generally accepted in the United States of America.

BBD, LLP

Philadelphia, Pennsylvania
July 30, 2013

RiskX Funds

Additional Information
(Unaudited)

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Disclosure Policy are included as Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 800-773-3863, and on the website of the Security and Exchange Commission (“SEC”) at sec.gov.  Information regarding how each Fund voted proxies relating to portfolio securities during the most recent period ended June 30, is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at sec.gov.

2.	Quarterly Portfolio Holdings

Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  Each Fund’s Form N-Q is available on the SEC’s website at sec.gov.  You may review and make copies at the SEC’s Public Reference Room in Washington, D.C.  Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090. You may also obtain copies without charge, upon request, by calling the Fund at 800-773-3863.

3.	Tax Information

We are required to advise you within 60 days of each Fund’s fiscal year-end regarding the federal tax status of certain distributions received by shareholders during each fiscal year.  The following information is provided for the Funds’ fiscal year ended May 31, 2013.

During the fiscal year, no long-term capital gain distributions were paid from the Funds.

Dividend and distributions received by retirement plans such as IRAs, Keogh-type plans, and 403(b) plans need not be reported as taxable income.  However, many retirement plans may need this information for their annual information meeting.

4.   Schedule of Shareholder Expenses

As a shareholder of the Funds, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments and (2) ongoing costs, including investment advisory fees; distribution (12b-1) fees; and other Fund expenses.  This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses.  You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Hypothetical Example for Comparison Purposes – The last line of the table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Dynamic Growth Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,117.00	$3.69	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,110.30	$8.94	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.46	$8.54	1.70%

Dynamic Total Return Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,014.40	$3.51	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,009.20	$8.51	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

Dividend Income Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,127.60	$3.70	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.51	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,116.70	$9.16	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.28	$8.12	1.70%

Tactical Rotation Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,087.60	$6.25	1.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Advisor Class Shares
Actual	$1,000.00	$1,067.20	$11.35	2.20%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.96	$11.06	2.20%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

High Income Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,060.10	$3.60	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,042.60	$8.80	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.31	$8.69	1.70%

Non Traditional Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,010.30	$3.51	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$ 994.00	$8.55	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.35	$8.65	1.70%

Premier Managers Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,115.60	$3.68	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.46	$3.51	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,113.70	$8.96	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

Traditional Equity Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$1,137.70	$3.73	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Advisor Class Shares
Actual	$1,000.00	$1,118.20	$9.01	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.43	$8.57	1.70%

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Traditional Fixed Income Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 973.50	$3.43	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.52	0.70%
Advisor Class Shares
Actual	$1,000.00	$ 965.10	$8.34	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

Tax Advantaged Fund	Beginning Account Value 12/1/12	Ending Account Value 5/31/13	Expenses Paid During Period*	Annualized Expense Ratio*
Institutional Class Shares
Actual	$1,000.00	$ 989.00	$3.46	0.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,021.44	$3.52	0.70%
Advisor Class Shares
Actual	$1,000.00	$ 984.00	$8.41	1.70%
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.45	$8.55	1.70%

*Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio,    multiplied by the number of days in the most recent period divided by the number of days in the fiscal year (to reflect the six month period).

5.   Information about Trustees and Officers

The business and affairs of the Funds and the Trust are managed under the direction of the Board of Trustees of the Trust.  Information concerning the Trustees and officers of the Trust and Funds is set forth below.  Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust’s organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust’s organizational documents. The Statement of Additional Information of the Funds includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund’s toll-free at 1-800-773-3863.  The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27804.  The Independent Trustees each received aggregate compensation of $12,489 ($2,000 for Dynamic Growth and Dynamic Total Return and $1,061 for each of the other Funds) during the fiscal year ended May 31, 2013 for their services to the Funds and Trust.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
Jack E. Brinson Age: 81	Independent Trustee	Since 7/09	Retired; previously, President of Brinson Investment Co. (personal investments) and President of Brinson Chevrolet, Inc. (auto dealership).	23
Independent Trustee of Brown Capital Management Funds for its three series, DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for its two series (all registered investment companies); previously, Independent Trustee of de Leon Funds Trust for its one series from 2000 to 2005, Giordano Investment Trust for its one series during 2011, and New Providence Investment Trust for its one series from inception until 2011 (all registered investment companies).

Michael G. Mosley Age: 60	Independent Trustee	Since 7/10	Owner of Commercial Realty Services (real estate) since 2004.	23	None.
Theo H. Pitt, Jr. Age: 77	Independent Trustee	Since 9/10	Senior Partner, Community Financial Institutions Consulting (financial consulting) since 1999; Partner, Pikar Properties (real estate) since 2001; Account Administrator, Holden Wealth Management Group of Wachovia Securities (money management firm) from 2003-2008.	23
Independent Trustee of DGHM Investment Trust for its two series, Gardner Lewis Investment Trust for its two series, Hanna Investment Trust for its one series, and Hillman Capital Management Investment Trust for its one series (all registered investment companies); previously, Independent Trustee of  NCM Capital Investment Trust for its one series from 2007 to 2009, New Providence Investment Trust from 2008 to 2009, and Tilson Investment Trust for its two series from 2004 to 2009 (all registered investment companies).

(Continued)

RiskX Funds

Additional Information
(Unaudited)

Name, Age and Address	Position held with Fund or Trust	Length of Time Served	Principal Occupation During Past 5 Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee During Past 5 Years
Independent Trustees
James H. Speed, Jr. Age: 60	Independent Trustee, Chairman	Trustee since 7/09, Chair since 5/12	President and CEO of NC Mutual Insurance Company (insurance company) since 2003; President of Speed Financial Group, Inc. (consulting and private investments) from 2000 to 2003.	23
Independent Trustee of Brown Capital Management Funds for its three series, Hillman Capital Management Investment Trust for its one series, and Tilson Investment Trust for itsone series (all registered investment companies).  Member of Board of Directors of NC Mutual Life Insurance Company.  Member of Board of Directors of M&F Bancorp.  Previously, Independent Trustee of New Providence Investment Trust for its one series from 2009 until 2011 (registered investment company).

J. Buckley Strandberg Age: 53	Independent Trustee	Since 7/09	President of Standard Insurance and Realty (insurance and property management) since 1982.	23	None.
Other Officers
D. Jerry Murphey Age: 55 821 Pacific Street Omaha, Nebraska 68108	President (RiskX Funds)	Since 7/09
Manager, President, and CEO of FolioMetrix, LLC (advisor to the RiskX Funds) since 2009; principal of Uptrade Research Associates, LLC (investment research) since 2009; previously, Investment Management Consultant for Prudential Investments, Wealth Management Solutions (investment management).
				n/a	n/a
Julie M. Koethe Age: 32 821 Pacific Street Omaha, Nebraska 68108	Treasurer (RiskX Funds)	Since 4/10
Chief Operating Officer of FolioMetrix, LLC (advisor to the RiskX Funds) since 2010; Insurance Accounting Supervisor for Applied Underwriters (workers compensation and payroll service provider) from 2003-2010.
				n/a	n/a
T. Lee Hale, Jr. Age: 35	Chief Compliance Officer; Assistant Treasurer; Treasurer (Matisse Discounted Closed-End Fund Strategy	Since 7/09, 4/10, and 5/12	Financial Reporting Manager for The Nottingham Company (fund administrator) since 2009; previously, principal of Lee Hale Contracting (marine industry consulting).	n/a	n/a
A. Vason Hamrick Age: 36	Secretary	Since 7/09	Corporate Counsel for The Nottingham Company since 2004.	n/a	n/a

(Continued)

RiskX Funds

Additional Information
(Unaudited)

6.   Approval of Investment Sub-Advisory Agreement – Rx Dividend Income Fund

At a meeting of the Board of Trustees on October 25, 2012, the Board of Trustees, including the Independent Trustees (those who are not an “interested person,” as defined under the Investment Company Act of 1940), considered whether to approve the Investment Sub-Advisory Agreement for the ISM Dividend Income Fund.  In considering whether to approve the agreement, the Trustees reviewed and considered the information they deemed reasonably necessary, including the following material factors: (1) the nature, extent, and quality of the services provided by Forward Management; (2) the investment performance of the Fund and Forward Management; (3) the costs of the services to be provided and profits to be realized by Forward Management and its affiliates from the relationship with the Fund; (4) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (5) Forward Management’s practices regarding brokerage and portfolio transactions; and (6) Forward Management’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials consisting of the proposed Investment Sub-Advisory Agreement for the Fund; a memorandum from Forward Management to the Trustees; and a memorandum from the Fund’s legal counsel.  The memorandum from Forward Management to the Trustees contained information about the advisory firm and its business, finances, personnel, services to the Fund, investment advice, fees, and compliance program.  The memorandum also contained information on Fund expenses, including comparative expense ratio information for other mutual funds with strategies similar to the Fund.  The Trustees also reviewed a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Sub-Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.  In addition, the Trustees consulted with separate independent legal counsel retained by them regarding their consideration of the proposed amendments to the Investment Sub-Advisory Agreement.

1.
The nature, extent, and quality of the services provided by Forward Management.  In considering the nature, extent, and quality of the services provided by Forward Management, the Trustees considered the responsibilities of Forward Management under the Investment Sub-Advisory Agreement.  The Trustees reviewed the services to be provided by Forward Management to the Fund, including, without limitation, the anticipated quality of its investment advisory services (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations; its coordination of services for the Fund among its service providers; and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares.

The Trustees noted that Forward Management would seek to achieve the Fund’s investment objective though direct investments in stocks, rather than the no-load, institutional, and exchange-traded funds currently utilized by the Fund.  The Trustees considered that Forward Management currently provides portfolio management services to mutual funds, private funds, institutional investors, and separately managed accounts.  The Trustees also discussed the respective services that would be provided by FolioMetrix, the Fund’s investment advisor, and Forward Management.  It was noted that FolioMetrix would be responsible for monitoring and overseeing Forward Management, rather than the day-to-day investment management of the Fund’s portfolio

After reviewing the foregoing information and further information in the memorandum from Forward Management (e.g., descriptions of Forward Management’s business, their compliance programs, and their registration documents on file with the Securities and Exchange Commission), the Board of Trustees concluded that the nature, extent, and quality of the services provided by Forward Management were satisfactory and adequate for the Fund.

2.
Investment performance of the Fund and Forward Management.  In considering the investment performance of the Fund and Forward Management, the Trustees noted that the Fund had only recently commenced operations and Forward Management had not yet provided sub-advisory services to the Fund.  The Trustees briefly reviewed the performance of the Fund against its benchmarks for the most recent one-month period and the period since inception.  The Trustees found this information to be of limited value.  The Trustees also briefly reviewed the performance of comparable funds with similar objectives managed by other investment advisors in order to determine the type of returns that might be expected for the Fund.  Again, this information was found to be of limited value.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

The Trustees then reviewed the composite performance of accounts managed by Forward Management with an investment strategy similar to the Fund and compared the performance of the composite with benchmark indexes and applicable peer group data.  After reviewing Forward Management’s short and long-term investment performance, their experience managing other mutual funds, their historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of the Fund and Forward Management was satisfactory.

3.
Costs of the services to be provided and profits to be realized by Forward Management.  In considering the costs of the services to be provided and profits to be realized by Forward Management and its affiliates from the relationship with the Fund, including any indirect benefits derived by Forward Management from the relationship with the Fund, the Trustees first noted that Forward Management’s sub-advisory fee would be equal to 0.45% of the Fund’s average daily new assets.  The Trustees considered Forward Management’s staffing, personnel, and methods of operating; the education and experience of its personnel; their compliance policies and procedures; the financial condition of the firm; and the level of commitment to the Fund by the firm and its principals; and the asset level of the Fund.  The Trustees reviewed the fees that would be paid by FolioMetrix to Forward Management under the Investment Sub-Advisory Agreement and considered whether the sub-advisory fee was sufficient to properly incentivize Forward Management.

The Trustees reviewed the financial statements for Forward Management and discussed the financial stability and profitability of the firm.  The Trustees agreed that excess profitability was not a concern at this time.  The Trustees also considered potential benefits for Forward Management in managing the Fund, including promotion of their name, the ability for Forward Management to place small accounts into the Fund, and the potential for Forward Management to generate soft dollars from certain of the Fund’s trades that may benefit their other clients as well.

The Trustees noted that FolioMetrix believes that the appointment of Forward Management as an investment sub-advisor and modification of the Fund’s investment strategy will lead to savings for the Fund.  If a sub-advisor is appointed, the Fund’s investment strategy would be modified so that the sub-advisor can seek to achieve the investment objective though direct investments in stocks rather than investments in no-load, institutional, and exchange-traded funds.  FolioMetrix represented to the Trustees that direct investments in stocks would reduce the acquired fund fees and expenses incurred by the Fund.  The Trustees discussed the prospects of such savings being achieved by the proposed changes.

The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, and its style of investment management, among other factors.  It was noted that the proposed management fee under the Investment Sub-Advisory Agreement, from which the sub-advisory fee would be paid, was higher than those of the comparable funds and the peer group average.  It was also noted that the Fund’s expense ratio would also be higher than those of the comparable funds and the peer group average.  The Trustees also pointed out that the Fund was much smaller than the industry average and the comparable funds that had been identified.

Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid by FolioMetrix to Forward Management were fair and reasonable in relation to the nature and quality of the services to be provided by Forward Management.

4.
Extent to which economies of scale would be realized as the Fund grows.  The Trustees reviewed the fee arrangements between FolioMetrix and Forward Management in order to evaluate the extent to which economies of scale would be realized as the Fund grows and whether the sub-advisory fee levels reflect these economies of scale for the benefit of the Fund’s investors.  The Trustees noted that the Fund had only recently commenced operations and, consequently, there was no operational history with which to evaluate the realization of economies of scale.  The Trustees reviewed the fee arrangements for breakpoints or other provisions that would allow the Funds’ shareholders to benefit from economies of scale as the Funds grow.  The Trustees determined that the maximum advisory fee and sub-advisory fee would stay the same when the Fund reaches higher asset levels and, therefore, did not reflect economies of scale.  The Trustees noted that the Fund was in a start-up phase and economies of scale were unlikely to be achievable in the near future.  It was pointed out that breakpoints in the fee arrangements could be reconsidered in the future.

(Continued)

RiskX Funds

Additional Information
(Unaudited)

The Trustees noted that the Fund will benefit from economies of scale under the agreement with the Fund’s administrator since it utilized breakpoints.  The Trustees also noted that FolioMetrix was contractually bound to make payments to the Fund’s administrator at lower asset levels in order to help limit the Fund’s expenses.  The Trustees determined that these arrangements provided potential savings for the benefit of the Funds’ investors.

Following further discussion of the Fund’s asset levels, expectations for growth, and fee levels, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by Forward Management.

5.
Practices regarding brokerage and portfolio transactions.  In considering Forward Management’s practices regarding brokerage and portfolio transactions, the Trustees considered FolioMetrix’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions.  The Trustees also considered the projected portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; the process by which evaluations are made of the overall reasonableness of commissions paid; and the allocation of portfolio business to broker-dealers affiliated with Forward Management or to broker-dealers that provide research, statistical, or other services (soft dollars).  The Trustees considered whether such services and soft dollars provide lawful and appropriate assistance to Forward Management in the performance of its investment decision-making responsibilities.  After further review and discussion, the Board of Trustees determined that FolioMetrix’s practices regarding brokerage and portfolio transactions were satisfactory.

6.
Practices regarding conflicts of interest.  In considering Forward Management’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with Forward Management; and the substance and administration of Forward Management’s code of ethics.  Following further consideration and discussion, the Board of Trustees indicated that Forward Management’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Having requested and received such information from Forward Management as the Trustees believed to be reasonably necessary to evaluate the terms of the Investment Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Board of Trustees, including the Independent Trustees, approved the Investment Sub-Advisory Agreement and voted to recommend it to the shareholders of the ISM Dividend Income Fund for approval.

(Continued)

The RiskX Funds
are a series of
The Starboard Investment Trust

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Nottingham Shareholder Services	FolioMetrix, LLC
116 South Franklin Street	821 Pacific Street
Post Office Drawer 4365	Omaha, Nebraska 68108
Rocky Mount, North Carolina 27803

Telephone:	Telephone:

800-773-3863	800-773-3863

World Wide Web @: ncfunds.com	World Wide Web @: foliometrix.com

Item 2.      CODE OF ETHICS.

(a)
The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to its Principal Executive Officer(s), Principal Financial Officer(s), and Principal Accounting Officer(s), or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	There have been no substantive amendments during the period covered by this report.

(d)	The registrant has not granted, during the period covered by this report, any waivers, including an implicit waiver.

(f)(1)	A copy of the code of ethics that applies to the registrant’s Principal Executive Officers and Principal Financial Officers is filed pursuant to Item 12.(a)(1) below.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant’s Board of Trustees has determined that the registrant has an audit committee financial expert, as defined in Item 3 of Form N-CSR, serving on its audit committee.

As of the date of this report, May 31, 2013, the registrant’s audit committee financial expert is Mr. James H. Speed, Jr. Mr. Speed is “independent” for purposes of Item 3 of Form N-CSR.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)
Audit Fees – Audit fees billed for the registrant for the last two fiscal years are reflected in the table below.  These amounts represent aggregate fees billed by the registrant’s independent accountant, BrookWeiner, LLC for 2012 and BBD, LLC for 2013 (“Accountant”), in connection with the annual audits of the registrant’s financial statements and for services normally provided by the Accountant in connection with the registrant’s statutory and regulatory filings for those fiscal years.

Fund	2012	2013
Rx Dynamic Growth Fund	$12,000	$11,000
Rx Dynamic Total Return Fund	$12,000	$11,000
Rx Non-Traditional Fund	n/a	$8,400
Rx High Income Fund	n/a	$8,400
Rx Traditional Equity Fund	n/a	$8,400
Rx Traditional Fixed Income Fund	n/a	$8,400
Rx Tactical Rotation Fund	n/a	$8,400
Rx Tax Advantaged Fund	n/a	$8,400
Rx Dividend Income Fund	n/a	$8,400
Rx Premier Managers Fund	n/a	$8,400
Caritas All-Cap Growth Fund	$12,000	$11,000
Presidio Multi-Strategy Fund	$12,000	$12,000

(b)
Audit-Related Fees – There were no additional fees billed in the fiscal years ended May 31, 2012 and May 31, 2013 for assurance and related services by the Accountant that were reasonably related to the performance of the audit of the registrant’s financial statements that were not reported under paragraph (a) of this Item.

(c)
Tax Fees – The tax fees billed in each of the last two fiscal years ended for professional services rendered by the Accountant for tax compliance, tax advice, and tax planning are reflected in the table below.  These services were for the completion of each fund’s federal and state income tax returns, excise tax returns, and assistance with distribution calculations.

Fund	2012	2013
Rx Dynamic Growth Fund	$1,500	$2,000
Rx Dynamic Total Return Fund	$1,500	$2,000
Rx Non-Traditional Fund	n/a	$2,000
Rx High Income Fund	n/a	$2,000
Rx Traditional Equity Fund	n/a	$2,000
Rx Traditional Fixed Income Fund	n/a	$2,000
Rx Tactical Rotation Fund	n/a	$2,000
Rx Tax Advantaged Fund	n/a	$2,000
Rx Dividend Income Fund	n/a	$2,000
Rx Premier Managers Fund	n/a	$2,000
Caritas All-Cap Growth Fund	$1,500	$2,000
Presidio Multi-Strategy Fund	$1,500	$2,000

(d)	All Other Fees – There were no other fees paid to the Accountant which were not disclosed in Items (a) through (c) above during the last two fiscal years.

(e)(1)
The registrant’s Board of Trustees pre-approved the engagement of the Accountant for the last two fiscal years at an audit committee meeting of the Board of Trustees called for such purpose; and will pre-approve the Accountant for each fiscal year thereafter at an audit committee meeting called for such purpose.  The charter of the audit committee states that the audit committee should pre-approve any audit services and, when appropriate, evaluate and pre-approve any non-audit services provided by the Accountant to the registrant and to pre-approve, when appropriate, any non-audit services provided by the Accountant to the registrant’s investment adviser, or any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant if the engagement relates directly to the operations and financial reporting of the registrant.

(2)	There were no services as described in each of paragraph (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not Applicable.

(g)
Aggregate non-audit fees billed by the Accountant to the registrant for services rendered for the fiscal years ended May 31, 2012 and May 31, 2013 were $6,000 and $24,000, respectively.  There were no fees billed by the Accountant for non-audit services rendered to the registrant’s investment adviser, or any other entity controlling, controlled by, or under common control with the registrant’s investment adviser.

(h)	Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.

A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None.

Item 11.	CONTROLS AND PROCEDURES.

(a)
The Principal Executive Officer(s) and the Principal Financial Officer(s) have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)
There were no changes in the registrant's internal control over financial reporting that occurred during the registrant’s second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Code of Ethics required by Item 2 of Form N-CSR is filed herewith as Exhibit 12.(a)(1).

(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).

(a)(3)	Not applicable.

(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Starboard Investment Trust

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer RiskX Funds
Date: October 4, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Dale J. Murphey
Dale J. Murphey President and Principal Executive Officer RiskX Funds
Date: October 4, 2013

By: (Signature and Title)	/s/ Julie M. Koethe
Julie M. Koethe Treasurer and Principal Financial Officer RiskX Funds
Date: October 4, 2013